UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2021

Date of reporting period: June 30, 2021

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

SEMI-ANNUAL REPORT

HANCOCK HORIZON FAMILY OF FUNDS

JUNE 30, 2021

Burkenroad Small Cap Fund

Diversified Income Fund

Diversified International Fund

Dynamic Asset Allocation Fund

International Small Cap Fund

Louisiana Tax-Free Income Fund

Microcap Fund

Mississippi Tax-Free Income Fund

Quantitative Long/Short Fund

The Advisors’ Inner Circle Fund II

Hancock Horizon Family of Funds	June 30, 2021

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to December 31, 2019). The Funds’ Forms N-Q and Form N-PORT reports are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors’ Inner Circle Fund II uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-990-2434; and (ii) on the Commission’s website at http://www.sec.gov.

Disclosure of Fund Expenses (unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, 12b-1 fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund return — This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses your Fund incurred over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under the “Expenses Paid During Period” column.

• Hypothetical 5% return — This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment. Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. If these transactional costs were included, your cost would have been higher.

June 30, 2021

	Beginning Account Value 1/1/2021	Ending Account Value 6/30/2021	Annualized Expense Ratios	Expenses Paid During Period*
Burkenroad Small Cap Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,173.90	1.00%	$5.39
Investor Class Shares	1,000.00	1,172.60	1.20%	6.46
Class Shares D	1,000.00	1,170.80	1.50%	8.07

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,019.84	1.00%	$5.01
Investor Class Shares	1,000.00	1,018.84	1.20%	6.01
Class Shares D	1,000.00	1,017.36	1.50%	7.50

Diversified Income Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,105.90	0.90%	$4.70
Investor Class Shares	1,000.00	1,104.80	1.15%	6.00

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,020.33	0.90%	$4.51
Investor Class Shares	1,000.00	1,019.09	1.15%	5.76

Diversified International Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,127.40	1.20%	$6.33
Investor Class Shares	1,000.00	1,126.20	1.35%	7.12

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,018.84	1.20%	$6.01
Investor Class Shares	1,000.00	1,018.10	1.35%	6.76

Dynamic Asset Allocation Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,101.40	1.20%	$6.25
Investor Class Shares	1,000.00	1,100.20	1.45%	7.55

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,018.84	1.20%	$6.01
Investor Class Shares	1,000.00	1,017.60	1.45%	7.25

International Small Cap Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,154.70	1.23%	$6.57
Investor Class Shares	1,000.00	1,153.80	1.47%	7.85

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,018.70	1.23%	$6.16
Investor Class Shares	1,000.00	1,017.50	1.47%	7.35

	Beginning Account Value 1/1/2021	Ending Account Value 6/30/2021	Annualized Expense Ratios	Expenses Paid During Period*
Louisiana Tax-Free Income Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,011.00	0.75%	$3.74
Investor Class Shares	1,000.00	1,010.30	0.90%	4.49

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.08	0.75%	$3.76
Investor Class Shares	1,000.00	1,020.33	0.90%	4.51

Microcap Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,286.20	1.30%	$7.37
Investor Class Shares	1,000.00	1,284.40	1.55%	8.78

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,018.35	1.30%	$6.51
Investor Class Shares	1,000.00	1,017.11	1.55%	7.75

Mississippi Tax-Free Income Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,005.30	0.75%	$3.73
Investor Class Shares	1,000.00	1,004.70	0.85%	4.22

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.08	0.75%	$3.76
Investor Class Shares	1,000.00	1,020.58	0.85%	4.26

Quantitative Long/Short Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,066.10	1.47%	$7.53
Investor Class Shares	1,000.00	1,064.70	1.72%	8.81

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,017.50	1.47%	$7.35
Investor Class Shares	1,000.00	1,016.27	1.72%	8.60

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Schedule of Investments

Burkenroad Small Cap Fund

Description	Shares	Value (000)

Common Stock — 100.3%
Automotive — 3.2%
AGCO	18,000	$2,347
AutoNation*	20,000	1,896
Total Automotive		4,243

Banks — 11.9%
International Bancshares	53,000	2,276
Mr Cooper Group*	71,000	2,347
Prosperity Bancshares	34,000	2,441
ServisFirst Bancshares	36,000	2,447
Synovus Financial	51,000	2,238
Trustmark	60,000	1,848
United Community Banks	69,000	2,209
Total Banks		15,806

Building & Construction — 6.5%
Green Brick Partners*	45,000	1,023
Masonite International*	19,000	2,124
Resideo Technologies*	54,000	1,620
Taylor Morrison Home, Cl A*	67,000	1,770
TopBuild*	10,500	2,077
Total Building & Construction		8,614

Chemicals — 2.7%
Element Solutions	93,000	2,174
Huntsman	51,000	1,352
Total Chemicals		3,526

Commercial Services — 1.8%
Insperity	27,000	2,440
Total Commercial Services		2,440

Computer Software — 4.8%
ACI Worldwide*	41,000	1,523
Digital Turbine*	36,000	2,737

Description	Shares	Value (000)

Computer Software (continued)
Ebix	64,000	$2,169
Total Computer Software		6,429

Computers & Services — 2.8%
Lumentum Holdings*	24,000	1,969
NCR*	37,400	1,706
Total Computers & Services		3,675

Electrical Utilities — 0.7%
Vistra	50,000	927
Total Electrical Utilities		927

Engineering Services — 3.6%
Comfort Systems USA	29,000	2,285
MasTec*	23,000	2,440
Total Engineering Services		4,725

Financial Services — 2.8%
Affiliated Managers Group	13,000	2,005
PROG Holdings	37,000	1,781
Total Financial Services		3,786

Food, Beverage & Tobacco — 2.2%
Fresh Del Monte Produce	44,000	1,447
Ingles Markets, Cl A	26,000	1,515
Total Food, Beverage & Tobacco		2,962

Insurance — 3.8%
Amerisafe	31,000	1,850
Primerica	13,000	1,991
Stewart Information Services	21,000	1,190
Total Insurance		5,031

Internet & Direct Marketing Retail — 0.5%
Waitr Holdings*	376,000	669
Total Internet & Direct Marketing Retail		669

Leasing & Renting — 1.1%
Rent-A-Center, Cl A	28,000	1,486
Total Leasing & Renting		1,486

Machinery — 3.4%
Alamo Group	16,000	2,443
Mueller Water Products, Cl A	141,000	2,033
Total Machinery		4,476

Manufacturing — 2.7%
Acuity Brands	9,000	1,683

Schedule of Investments	June 30, 2021 (Unaudited)

Burkenroad Small Cap Fund (concluded)

Description	Shares	Value (000)

Manufacturing (continued)
Bloom Energy, Cl A*	73,000	$1,962
Total Manufacturing		3,645

Materials — 1.5%
Eagle Materials	14,000	1,990
Total Materials		1,990

Media — 2.3%
Cardlytics*	10,000	1,269
Gray Television	74,000	1,732
Total Media		3,001

Medical Products & Services — 11.9%
Amedisys*	9,500	2,327
Catalyst Pharmaceuticals*	220,000	1,265
Dicerna Pharmaceuticals*	33,000	1,231
Emergent Biosolutions*	9,000	567
Encompass Health	29,000	2,263
Integer Holdings*	24,000	2,261
OPKO Health*	156,000	632
Repligen*	9,000	1,797
Sorrento Therapeutics*	125,000	1,211
US Physical Therapy	20,000	2,317
Total Medical Products & Services		15,871

Metals & Mining — 1.4%
Commercial Metals	60,000	1,843
Total Metals & Mining		1,843

Paper & Paper Products — 1.3%
Neenah	34,000	1,706
Total Paper & Paper Products		1,706

Petroleum & Fuel Products — 6.9%
Archrock	110,000	980
Cabot Oil & Gas	44,000	768
Cactus, Cl A	61,000	2,240
Earthstone Energy, Cl A*	77,000	853
Magnolia Oil & Gas, Cl A*	172,000	2,688
Penn Virginia*	70,000	1,653
Total Petroleum & Fuel Products		9,182

Petroleum Refining — 0.9%
HollyFrontier	38,000	1,250
Total Petroleum Refining		1,250

Real Estate Investment Trust — 6.3%
American Campus Communities	33,000	1,542
Americold Realty Trust	24,000	908
CyrusOne	20,000	1,430

Description	Shares	Value (000)

Real Estate Investment Trust (continued)
Easterly Government Properties	51,000	$1,075
Lamar Advertising, Cl A	18,000	1,880
NexPoint Residential Trust	27,984	1,539
Total Real Estate Investment Trust		8,374

Retail — 8.4%
GMS*	37,000	1,781
Lakeland Industries*	38,000	849
MarineMax*	30,250	1,474
Pool	6,500	2,981
Ruth’s Hospitality Group*	87,000	2,004
YETI Holdings*	23,000	2,112
Total Retail		11,201

Semi-Conductors & Instruments — 4.9%
Cirrus Logic*	28,000	2,383
Diodes*	30,000	2,393
Jabil	29,000	1,686
Total Semi-Conductors & Instruments		6,462
Total Common Stock (Cost $70,317 (000))		133,320

Cash Equivalent (A) — 0.1%
Goldman Sachs Financials Square Funds Government, Cl Institutional, 0.026%	204,509	205
Total Cash Equivalent (Cost $205 (000))		205
Total Investments — 100.4% (Cost $70,522 (000))		$133,525

Percentages are based on net assets of $132,948 (000).

*Non-income	producing security.
(A)	The rate reported is the 7-day effective yield as of June 30, 2021.

Cl — Class

As of June 30, 2021, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. G.A.A.P.

During the period ended June 30, 2021, there were no transfers in or out of Level 3 investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments

Diversified Income Fund

Description	Shares	Value (000)

Common Stock — 49.5%
Aerospace & Defense — 0.5%
General Dynamics	975	$184
Total Aerospace & Defense		184

Agriculture — 0.5%
CF Industries Holdings	3,556	183
Total Agriculture		183

Banks — 3.4%
Bank of New York Mellon	3,496	179
Citigroup	2,405	170
Comerica	2,420	173
Fifth Third Bancorp	4,470	171
M&T Bank	1,149	167
Regions Financial	8,242	166
Zions Bancorp	3,261	172
Total Banks		1,198

Chemicals — 1.0%
Dow	2,658	168
LyondellBasell Industries, Cl A	1,602	165
Total Chemicals		333

Computers & Services — 3.4%
Cisco Systems	3,255	173
Hewlett Packard Enterprise	11,510	168
HP	5,808	175
Juniper Networks	6,557	179
NetApp	2,213	181
Seagate Technology Holdings	1,863	164
Xerox Holdings	6,431	151
Total Computers & Services		1,191

Description	Shares	Value (000)

Diversified Support Services — 0.5%
Healthcare Services Group	5,337	$169
Total Diversified Support Services		169

E-Commerce — 0.4%
PetMed Express	4,288	137
Total E-Commerce		137

Electrical Utilities — 0.9%
Avista	3,556	152
NRG Energy	4,075	164
Total Electrical Utilities		316

Financial Services — 1.6%
Invesco	6,912	185
State Street	1,998	164
Synchrony Financial	4,021	195
Total Financial Services		544

Food, Beverage & Tobacco — 3.3%
Altria Group	3,366	160
Flowers Foods	7,004	170
General Mills	2,233	136
J M Smucker	1,176	152
Kellogg	2,662	171
Kraft Heinz	4,120	168
Philip Morris International	1,754	174
Total Food, Beverage & Tobacco		1,131

Gas & Natural Gas — 0.5%
UGI	4,118	191
Total Gas & Natural Gas		191

Home Furnishings — 0.5%
Leggett & Platt	3,439	178
Total Home Furnishings		178

Household Products — 0.9%
Energizer Holdings	3,084	133
Newell Brands	6,536	179
Total Household Products		312

Industrials — 1.0%
3M	837	166
Emerson Electric	1,800	173
Total Industrials		339

Schedule of Investments	June 30, 2021 (Unaudited)

Diversified Income Fund (continued)

Description	Shares	Value (000)

Information Technology — 0.5%
International Business Machines	1,177	$173
Total Information Technology		173

Insurance — 3.5%
Everest Re Group	637	160
Hartford Financial Services Group	2,796	173
Lincoln National	2,667	168
Metlife	2,857	171
Principal Financial Group	2,845	180
Prudential Financial	1,746	179
Unum Group	6,187	176
Total Insurance		1,207

Manufacturing — 0.5%
nVent Electric	5,910	185
Total Manufacturing		185

Media — 1.6%
Interpublic Group	5,646	184
Omnicom Group	2,233	179
ViacomCBS, Cl B	3,987	180
Total Media		543

Medical Products & Services — 1.4%
AbbVie	1,393	157
CVS Health	2,077	174
Five Star Senior Living*	356	2
Gilead Sciences	2,283	157
Total Medical Products & Services		490

Paper & Paper Products — 0.5%
International Paper	2,895	178
Total Paper & Paper Products		178

Petroleum & Fuel Products — 0.5%
Archrock	17,872	159
Total Petroleum & Fuel Products		159

Petroleum Refining — 1.0%
HollyFrontier	5,451	180
Valero Energy	2,387	186
Total Petroleum Refining		366

Description	Shares	Value (000)

Pharmaceuticals — 0.4%
Pfizer	3,731	$146
Total Pharmaceuticals		146

Real Estate Investment Trust — 16.5%
Alexandria Real Estate Equities	706	129
American Homes 4 Rent, Cl A	3,853	150
Americold Realty Trust	2,720	103
CoreSite Realty	865	117
Crown Castle International	653	127
CubeSmart	3,723	173
CyrusOne	1,543	110
Digital Realty Trust	789	119
Diversified Healthcare Trust	5,259	22
Duke Realty	3,080	146
EastGroup Properties	941	155
Equinix	141	113
Equity LifeStyle Properties	1,643	122
Extra Space Storage	1,105	181
First Industrial Realty Trust	2,830	148
Healthcare Realty Trust	3,719	112
Healthcare Trust of America, Cl A	3,946	105
Healthpeak Properties	4,427	147
Invitation Homes	3,733	139
Iron Mountain	8,309	352
Lamar Advertising, Cl A	1,631	170
Lexington Realty Trust	9,271	111
Life Storage	1,699	182
Medical Properties Trust	6,036	121
National Health Investors	1,744	117
Omega Healthcare Investors	3,808	138
Physicians Realty Trust	6,121	113
Potlatch	2,568	137
Prologis	1,164	139
PS Business Parks	812	120
Public Storage	550	165
Rayonier	3,875	139
Sabra Health Care	7,365	134
SBA Communications, Cl A	353	113
Sun Communities	753	129
Ventas	2,825	161
VICI Properties	5,087	158
Vornado Realty Trust	3,973	186
Welltower	1,971	164
Weyerhaeuser	3,844	132
WP Carey	1,560	116
Total Real Estate Investment Trust		5,715

Schedule of Investments

Diversified Income Fund (continued)

Description	Shares/Face Amount (000)	Value (000)

Retail — 1.0%
Hanesbrands	9,794	$183
MSC Industrial Direct, Cl A	1,719	154
Total Retail		337

Semi-Conductors & Instruments — 0.5%
Broadcom	345	164
Total Semi-Conductors & Instruments		164

Specialized Consumer Services — 0.5%
H&R Block	7,471	175
Total Specialized Consumer Services		175

Telecommunication Services — 0.5%
Lumen Technologies	12,884	175
Total Telecommunication Services		175

Telephones & Telecommunication — 0.8%
AT&T	4,941	142
Verizon Communications	2,340	131
Total Telephones & Telecommunication		273

Transportation Services — 0.5%
Greenbrier	3,864	168
Total Transportation Services		168

Waste Management Services — 0.5%
Ingredion	1,816	164
Total Waste Management Services		164

Wholesale — 0.4%
Cardinal Health	2,613	149
Total Wholesale		149
Total Common Stock (Cost $12,904 (000))		17,173

Corporate Bonds — 42.7%
Automotive — 2.4%
Ford Motor 9.000%, 04/22/25	$250	308
General Motors Financial (A) 6.500%, VAR ICE LIBOR USD 3 Month+3.436%	250	280
Tesla (B) 5.300%, 08/15/25	250	258
Total Automotive		846

Description	Face Amount (000)	Value (000)

Banks — 7.7%
Bank of America (A) 6.100%, VAR ICE LIBOR USD 3 Month+3.898%	$250	$281
Citigroup (A) 5.950%, VAR ICE LIBOR USD 3 Month+4.068%	250	263
Citizens Financial Group (A) 6.375%, VAR ICE LIBOR USD 3 Month+3.157%	250	266
Fifth Third Bancorp (A) 3.276%, VAR ICE LIBOR USD 3 Month+3.129%	500	498
Huntington Bancshares (A) 5.700%, VAR ICE LIBOR USD 3 Month+2.880%	500	519
JPMorgan Chase (A) 4.600%, VAR United States Secured Overnight Financing Rate+3.125%	300	311
PNC Financial Services Group (A) 5.000%, VAR ICE LIBOR USD 3 Month+3.300%	250	278
Wells Fargo (A) 5.900%, VAR ICE LIBOR USD 3 Month+3.110%	250	269
Total Banks		2,685

Building & Construction — 0.8%
Taylor Morrison Communities (B) 5.875%, 06/15/27	250	283
Total Building & Construction		283

Computers & Services — 1.4%
CommScope (B) 5.500%, 03/01/24	250	257
Rackspace Technology Global (B) 3.500%, 02/15/28	250	242
Total Computers & Services		499

Consumer Finance — 0.8%
Quicken Loans (B) 5.250%, 01/15/28	250	262
Total Consumer Finance		262

Drugs — 1.5%
Catalent Pharma Solutions (B) 3.125%, 02/15/29	250	242

Schedule of Investments	June 30, 2021 (Unaudited)

Diversified Income Fund (continued)

Description	Face Amount (000)	Value (000)

Drugs (continued)
Teva Pharmaceutical Finance Netherlands III BV 6.750%, 03/01/28	$250	$274
Total Drugs		516

Electrical Utilities — 2.3%
Calpine (B) 4.500%, 02/15/28	250	255
Dominion Energy 5.750%, VAR ICE LIBOR USD 3 Month+3.057%, 10/01/54	250	273
NRG Energy (B) 5.250%, 06/15/29	250	266
Total Electrical Utilities		794

Entertainment — 2.5%
International Game Technology (B) 6.500%, 02/15/25	250	280
Netflix (B) 4.875%, 06/15/30	250	297
ViacomCBS 6.250%, VAR ICE LIBOR USD 3 Month+3.899%, 02/28/57	250	286
Total Entertainment		863

Financial Services — 5.4%
American Express (A) 3.584%, VAR ICE LIBOR USD 3 Month+3.428%	250	250
Capital One Financial (A) 3.935%, VAR ICE LIBOR USD 3 Month+3.800%	500	502
Charles Schwab (A) 5.000%, VAR ICE LIBOR USD 3 Month+2.575%	250	264
JBS USA Food (B) 5.750%, 01/15/28	250	268
Morgan Stanley (A) 3.794%, VAR ICE LIBOR USD 3 Month+3.610%	500	502
State Street (A) 3.716%, VAR ICE LIBOR USD 3 Month+3.597%	84	84
Total Financial Services		1,870

Description	Face Amount (000)	Value (000)

Food, Beverage & Tobacco — 0.8%
Kraft Heinz Foods 4.250%, 03/01/31	$250	$284
Total Food, Beverage & Tobacco		284

Hotels & Lodging — 0.8%
Travel + Leisure (B) 4.625%, 03/01/30	250	258
Total Hotels & Lodging		258

Industrials — 0.7%
General Electric (A) 3.449%, VAR ICE LIBOR USD 3 Month+3.330%	250	246
Total Industrials		246

Machinery — 0.8%
Stanley Black & Decker 4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.657%, 03/15/60	250	266
Total Machinery		266

Media — 1.3%
AMC Networks 5.000%, 04/01/24	200	203
CCO Holdings 4.500%, 05/01/32	250	259
Total Media		462

Medical Products & Services — 1.5%
HCA 3.500%, 09/01/30	250	266
Molina Healthcare (B) 4.375%, 06/15/28	250	261
Total Medical Products & Services		527

Oil, Gas & Consumable Fuels — 1.6%
Enbridge 5.500%, VAR ICE LIBOR USD 3 Month+3.418%, 07/15/77	250	266
Energy Transfer 3.750%, 05/15/30	250	272
Total Oil, Gas & Consumable Fuels		538

Petroleum Refining — 1.5%
NuStar Logistics 5.750%, 10/01/25	250	272

Schedule of Investments

Diversified Income Fund (continued)

Description	Face Amount (000)	Value (000)

Petroleum Refining (continued)
Sunoco 6.000%, 04/15/27	$250	$260
Total Petroleum Refining		532

Real Estate Investment Trust — 2.2%
Brookfield Property Partners (B) 5.750%, 05/15/26	250	263
Diversified Healthcare Trust 4.375%, 03/01/31	250	239
Iron Mountain (B) 4.500%, 02/15/31	250	253
Total Real Estate Investment Trust		755

Retail — 3.7%
1011778 BC ULC (B) 3.500%, 02/15/29	250	247
AerCap Global Aviation Trust (B) 6.500%, VAR ICE LIBOR USD 3 Month+4.300%, 06/15/45	250	268
Levi Strauss (B) 3.500%, 03/01/31	250	249
PetSmart (B) 4.750%, 02/15/28	250	260
United Rentals North America 4.875%, 01/15/28	250	265
Total Retail		1,289

Telephones & Telecommunication — 1.5%
Cincinnati Bell Telephone 6.300%, 12/01/28	250	277
Level 3 Financing (B) 4.250%, 07/01/28	250	254
Total Telephones & Telecommunication		531

Transportation Services — 0.8%
XPO Logistics (B) 6.750%, 08/15/24	250	260
Total Transportation Services		260

Wireless Telecommunication Services — 0.7%
United States Cellular 6.700%, 12/15/33	200	245
Total Wireless Telecommunication Services		245
Total Corporate Bonds (Cost $14,346 (000))		14,811

Description	Shares	Value (000)

Preferred Stock — 6.4%
Automotive — 0.8%
Ford Motor 6.200%, 06/01/2059	$10,000	$272
Total Automotive		272

Banks — 1.6%
CIT Group 5.625% (A)	10,000	273
Texas Capital Bancshares 5.750% (A)	10,000	287
Total Banks		560

Financial Services — 0.8%
Northern Trust 4.700% (A)	10,000	277
Total Financial Services		277

Insurance — 2.4%
Allstate 5.100% (A)	10,000	282
American International Group 5.850% (A)	10,000	286
WR Berkley 5.700%, 03/30/2058	10,000	271
Total Insurance		839

Telecommunication Services — 0.8%
Qwest 6.750%, 06/15/2057	10,000	268
Total Telecommunication Services		268
Total Preferred Stock (Cost $2,000 (000))		2,216

Registered Investment Companies — 0.0%
Open-End Funds — 0.0%
BlackRock Floating Rate Income Portfolio	123	1
BlackRock High Yield Bond Portfolio	466	4
Total Open-End Funds		5

Exchange Traded Fund — 0.0%
VanEck Vectors Preferred Securities ex Financials ETF	94	2
Total Exchange Traded Fund		2

Schedule of Investments	June 30, 2021 (Unaudited)

Diversified Income Fund (concluded)

Description	Shares	Value (000)

Equity Exchange Traded Fund — 0.0%
Alerian MLP ETF	37	$1
Total Equity Exchange Traded Fund		1
Total Registered Investment Companies (Cost $8 (000))		8

Cash Equivalent (C) — 0.9%
Goldman Sachs Financials Square Funds Government, Cl Institutional, 0.026%	292,695	293
Total Cash Equivalent (Cost $293 (000))		293
Total Investments — 99.5% (Cost $29,551 (000))		$34,501

Percentages are based on net assets of $34,679 (000).

*	Non-income producing security.
(A)	Perpetual security with no stated maturity date.
(B)

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2021, the value of these securities amounted to $5,482 (000), representing 15.8% of the net assets.

(C)	The rate reported is the 7-day effective yield as of June 30, 2021.

Cl — Class

ETF — Exchange Traded Fund

ICE — Intercontinental Exchange

LIBOR — London Inter-bank Offered Rate

MLP — Master Limited Partnership

USD — United States Dollar

ULC — Unlimited Liability Company

VAR — Variable Rate

The following is a list of the level of inputs used as of June 30, 2021, in valuing the Fund’s investments carried at value (000):

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$17,173	$—	$—	$17,173
Corporate Bonds	—	14,811	—	14,811
Preferred Stock	1,379	837	—	2,216
Registered Investment Companies	8	—	—	8
Cash Equivalent	293	—	—	293

Total Investments in Securities	$18,853	$15,648	$—	$34,501

Amounts designated as “—” are either $0 or have been rounded to $0.

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments

Diversified International Fund

Description	Shares	Value (000)

Common Stock — 94.6%
Austria — 2.6%
Erste Group Bank	99,916	$3,666
Voestalpine	69,786	2,842
Total Austria		6,508

Brazil — 5.3%
Ambev	1,201,000	4,083
Banco Bradesco ADR	827,022	4,243
Petroleo Brasileiro ADR	379,896	4,646
Total Brazil		12,972

Canada — 2.1%
Magna International	56,961	5,279
Total Canada		5,279

Chile — 1.1%
Sociedad Quimica y Minera de Chile ADR	58,657	2,776
Total Chile		2,776

China — 4.5%
Anhui Conch Cement, Cl H	352,500	1,870
Baidu ADR*	16,894	3,445
BYD, Cl H	99,000	2,960
Weibo ADR*	52,241	2,749
Total China		11,024

Colombia — 2.2%
Bancolombia ADR	83,512	2,405
Ecopetrol ADR	207,715	3,037
Total Colombia		5,442

France — 7.0%
Capgemini	23,466	4,508
Eurofins Scientific	44,355	5,071

Description	Shares	Value (000)

France (continued)
Safran	27,830	$3,859
Sodexo	40,331	3,764
Total France		17,202

Germany — 7.3%
Continental	29,366	4,318
Covestro	51,695	3,339
Merck KGaA	24,544	4,706
MTU Aero Engines	12,169	3,015
Vonovia	40,000	2,586
Total Germany		17,964

Hong Kong — 4.5%
China Life Insurance, Cl H	1,011,000	2,005
Shanghai Fosun Pharmaceutical Group, Cl H	637,500	5,147
Sinopharm Group, Cl H	629,200	1,871
TravelSky Technology, Cl H	998,000	2,154
Total Hong Kong		11,177

India — 3.7%
HDFC Bank ADR*	62,950	4,603
ICICI Bank ADR	256,752	4,390
Total India		8,993

Italy — 3.0%
Leonardo	390,743	3,157
Prysmian	119,203	4,273
Total Italy		7,430

Japan — 5.0%
Denso	78,900	5,387
Hitachi	81,400	4,665
Nippon Sanso Holdings	5,400	111
Secom	28,600	2,176
Total Japan		12,339

Mexico — 1.8%
Grupo Financiero Banorte, Cl O	698,200	4,501
Total Mexico		4,501

Netherlands — 6.5%
ASML Holding	6,365	4,374
Heineken	33,348	4,042
RELX	137,902	3,676
Royal Dutch Shell, Cl A	197,868	3,990
Total Netherlands		16,082

Schedule of Investments	June 30, 2021 (Unaudited)

Diversified International Fund (concluded)

Description	Shares	Value (000)

Norway — 5.6%
DNB	193,614	$4,221
Equinor ADR	235,074	4,984
Norsk Hydro	699,057	4,463
Total Norway		13,668

Panama — 2.0%
Carnival*	189,845	5,004
Total Panama		5,004

Singapore — 1.6%
DBS Group Holdings	176,200	3,908
Total Singapore		3,908

South Korea — 2.0%
Samsung Electronics	69,060	4,949
Total South Korea		4,949

Spain — 1.8%
Amadeus IT Group, Cl A	63,368	4,458
Total Spain		4,458

Switzerland — 3.1%
Novartis ADR	39,664	3,619
Roche Holding	10,713	4,040
Total Switzerland		7,659

Taiwan — 5.9%
ASE Technology Holding	1,048,376	4,214
Hon Hai Precision Industry	835,880	3,360
Taiwan Semiconductor Manufacturing	327,000	6,983
Total Taiwan		14,557

United Kingdom — 9.2%
BAE Systems	400,823	2,890
Barclays	2,323,195	5,492
Diageo	75,833	3,625
Entain	239,690	5,780
Rio Tinto ADR	58,657	4,921
Total United Kingdom		22,708

United States — 6.8%
Check Point Software Technologies*	27,205	3,159
Core Laboratories	91,771	3,575
Everest Re Group	11,666	2,940
ICON*	16,076	3,323

Description	Shares	Value (000)

United States (continued)
Restaurant Brands International	59,588	$3,840
Total United States		16,837
Total Common Stock (Cost $137,673 (000))		233,437

Cash Equivalents — 2.8%
Dreyfus Government Cash Management, Cl I, 0.030%	2,496,162	2,496
Goldman Sachs Financials Square Funds Government, Cl Institutional, 0.026%	4,375,322	4,375
Total Cash Equivalents (Cost $6,871 (000))		6,871
Total Investments — 97.4% (Cost $144,544 (000))		$240,308

Percentages are based on net assets of $246,661 (000).

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of June 30, 2021, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. G.A.A.P.

For the period ended June 30, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments

Dynamic Asset Allocation Fund

Description	Shares	Value (000)

Registered Investment Companies — 98.8%
Equity Exchange Traded Funds — 54.3%
Alerian MLP ETF	30,463	$1,109
iShares Core S&P 500 ETF	6,957	2,991
iShares Global Infrastructure ETF	17,972	815
iShares MSCI EAFE Index Fund	17,789	1,403
iShares MSCI EAFE Small-Capital ETF	6,176	458
iShares MSCI Emerging Markets ETF	34,773	1,918
iShares MSCI Frontier and Select Emerging Markets ETF	14,602	485
iShares Preferred & Income Securities ETF	2,980	117
iShares Russell 2000 ETF	6,386	1,465
SPDR S&P Emerging Markets SmallCap ETF	8,122	498
Total Equity Exchange Traded Funds		11,259

Commodity and Currency Exchange Traded Funds — 17.6%
First Trust North American Energy Infrastructure Fund	42,211	1,033
iShares GSCI Commodity Dynamic	61,257	2,113
iShares MSCI Global Gold Miners ETF	17,978	503
Total Commodity and Currency Exchange Traded Funds		3,649

Fixed Income Exchange Traded Funds — 15.0%
BlackRock Short Maturity Bond ETF	20,559	1,031
Invesco Senior Loan ETF	5,581	124
iShares 20+ Year Treasury Bond ETF	2,985	431
iShares Core U.S. Aggregate Bond ETF	5,329	615
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,808	377
iShares iBoxx High Yield Corporate Bond ETF	6,158	542
Total Fixed Income Exchange Traded Funds		3,120

Real Estate Exchange Traded Funds — 11.9%
Vanguard Global ex-U.S. Real Estate ETF	13,858	809
Vanguard Real Estate ETF	16,198	1,649
Total Real Estate Exchange Traded Funds		2,458
Total Registered Investment Companies (Cost $16,634 (000))		20,486

Description	Shares	Value (000)

Cash Equivalent (A) — 1.3%
Goldman Sachs Financials Square Funds Government, Cl Institutional, 0.026%	272,211	$272
Total Cash Equivalent (Cost $272 (000))		272
Total Investments — 100.1% (Cost $16,906 (000))		$20,758

Percentages are based on net assets of $20,736 (000).

(A)	The rate reported is the 7-day effective yield as of June 30, 2021.

Cl — Class

EAFE — Europe, Australasia and the Far East

ETF — Exchange Traded Fund

GSCI — Goldman Sachs Commodity Index

MLP — Master Limited Partnership

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipts

As of June 30, 2021, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	June 30, 2021 (Unaudited)

International Small Cap Fund

Description	Shares	Value (000)

Common Stock — 95.5%
Australia — 1.8%
IVE Group	177,897	$194
JB Hi-Fi	5,981	227
Shaver Shop Group	220,294	165
Total Australia		586

Belgium — 2.8%
Bekaert	10,176	453
bpost*	19,623	235
SmartPhoto Group	5,979	216
Total Belgium		904

Canada — 5.6%
Aecon Group	17,461	253
Artis Real Estate Investment Trust	22,732	206
Cervus Equipment	11,366	151
Fiera Capital, Cl A	23,329	205
H&R Real Estate Investment Trust	31,440	406
Medical Facilities	37,894	214
Spin Master*	4,162	162
Superior Plus	16,305	201
Total Canada		1,798

Denmark — 1.8%
D/S Norden	10,255	326
H+H International, Cl B*	2,233	69
Nilfisk Holding*	5,232	183
Total Denmark		578

Finland — 4.7%
Altia	18,648	224
Caverion	28,842	236
Exel Composites	17,407	206

Description	Shares	Value (000)

Finland (continued)
Siili Solutions	12,372	$248
Terveystalo	13,428	181
Tokmanni Group	7,125	197
Vincit	17,600	210
Total Finland		1,502

France — 3.2%
Eiffage	1,745	177
Ipsen	1,198	125
Nexans	1,067	97
Wendel	4,692	631
Total France		1,030

Germany — 7.7%
ADVA Optical Networking*	29,717	412
Cewe Stiftung & KGaA	1,515	235
Covestro	2,611	168
Draegerwerk & KGaA	2,153	200
Freenet	7,864	186
GFT Technologies	9,298	236
Hamborner	17,060	182
Kloeckner	17,689	242
ProSiebenSat.1 Media	8,995	179
Rheinmetall	1,735	171
SUESS MicroTec*	7,552	248
Total Germany		2,459

Hong Kong — 2.8%
CITIC Telecom International Holdings	550,766	182
Crystal International Group	263,500	135
K Wah International Holdings	375,751	182
Tsit Wing International Holdings	1,354,088	182
VTech Holdings	20,400	215
Total Hong Kong		896

Israel — 1.0%
Delta Galil Industries	7,211	299
Total Israel		299

Italy — 5.0%
A2A	111,507	228
ACEA	7,966	184
Esprinet	16,989	298
Hera	46,858	194
Iren	63,091	180
Italgas	29,560	193

Schedule of Investments

International Small Cap Fund (continued)

Description	Shares	Value (000)

Italy (continued)
Unieuro	11,448	$331
Total Italy		1,608

Japan — 18.0%
Alps Alpine	20,400	215
Axell	25,300	205
Broadleaf	33,800	157
Capcom	2,900	85
Cresco	13,300	228
Cybernet Systems	31,400	203
Ebara Jitsugyo	13,800	385
Freebit	15,400	109
Fullcast Holdings	10,600	221
Hanwa	9,300	269
Hitachi Zosen	8,300	54
Itochu Enex	25,300	225
Iwasaki Electric	13,300	233
Japan Petroleum Exploration	8,500	153
Kintetsu World Express	11,200	236
Kito	11,000	166
Krosaki Harima	4,800	186
Mimaki Engineering Co	20,300	145
Nihon Dengi	5,300	185
Nippon Commercial Development	7,700	121
Nisso	28,200	210
Nojima	8,000	198
Osaki Electric	23,500	129
Relia	18,100	221
SBS Holdings	7,300	219
SRA Holdings	7,800	187
Techno Ryowa	22,700	185
Tomy	14,800	127
Topcon	13,400	200
Will Group	8,600	78
With us	39,300	209
Total Japan		5,744

Netherlands — 5.0%
Accell Group	3,315	178
Koninklijke BAM Groep	87,894	244
Nedap NorthV.	2,814	194
PostNL	68,184	370
Signify	9,883	625
Total Netherlands		1,611

Description	Shares	Value (000)

New Zealand — 0.5%
Warehouse Group	66,618	$162
Total New Zealand		162

Norway — 2.0%
AF Gruppen	9,155	202
Bouvet	31,480	224
BW LPG	34,647	224
Total Norway		650

Singapore — 3.3%
APAC Realty	798,000	380
ARA LOGOS Logistics Trust	406,275	252
Best World International (A)	70,700	71
Fu Yu	889,500	205
Kimly	506,100	149
Total Singapore		1,057

Spain — 1.3%
Acerinox	14,493	175
Ercros	29,723	118
Faes Farma	33,494	134
Total Spain		427

Sweden — 7.0%
AcadeMedia	18,154	172
Betsson, Cl B	26,361	215
Bulten	16,293	196
Doro*	29,006	196
Dustin Group	19,338	255
Elanders, Cl B	9,077	174
LeoVegas	20,964	93
Lindab International	7,462	174
Mekonomen	13,308	220
Scandi Standard	24,020	161
Semcon	18,403	257
Transtema Group*	47,990	128
Total Sweden		2,241

Switzerland — 2.9%
Adecco Group	2,723	185
Ascom Holding	11,902	196
Galenica	2,768	195
Metall Zug	79	178
Phoenix Mecano	366	181
Total Switzerland		935

Schedule of Investments	June 30, 2021 (Unaudited)

International Small Cap Fund (concluded)

Description	Shares	Value (000)

United Kingdom — 19.1%
888 Holdings	48,287	$256
Belvoir Group	70,394	234
Drax Group	33,627	197
DX Group*	419,614	183
EMIS Group	10,919	174
Ferrexpo	35,323	209
Finsbury Food Group	160,239	203
First Property Group	374,028	155
Firstgroup*	324,260	367
Genus	2,794	192
Go-Ahead Group	11,033	170
Halfords Group	47,703	284
IG Group Holdings	15,413	181
IMI	10,784	257
Inchcape	21,217	226
Man Group	89,498	223
Pagegroup	24,920	193
Redde Northgate	29,779	164
Royal Mail	53,422	427
Safestore Holdings	17,870	234
ScS Group	56,778	240
Spirent Communications	51,827	177
SThree	37,141	237
Stock Spirits Group	48,658	176
Tate & Lyle	18,195	186
Tracsis	18,313	233
Tyman	53,981	336
Total United Kingdom		6,114
Total Common Stock (Cost $24,906 (000))		30,601

Preferred Stock — 1.2%
Germany — 1.2%
Schaeffler 0.000%	23,866	220
Sixt 3.032%	2,165	175
Total Germany		395
Total Preferred Stock (Cost $386 (000))		395

Cash Equivalents (B) — 3.1%
Dreyfus Government Cash Management, Cl I, 0.030%	174,539	174
Goldman Sachs Financials Square Funds Government, Cl Institutional, 0.026%	808,731	809
Total Cash Equivalents (Cost $983 (000))		983
Total Investments — 99.8% (Cost $26,275 (000))		$31,979

Percentages are based on net assets of $32,029 (000).

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	The Rate reported is the 7-day effective yield as of June 30, 2021.

Cl — Class

The following is a list of the level of inputs used as of June 30, 2021, in valuing the Fund’s investments carried at value (000):

	Level 1 (000)	Level 2 (000)	Level 3† (000)	Total (000)
Investments in Securities
Common Stock
Australia	$586	$—	$—	$586
Belgium	904	—	—	904
Canada	1,798	—	—	1,798
Denmark	578	—	—	578
Finland	1,502	—	—	1,502
France	1,030	—	—	1,030
Germany	2,459	—	—	2,459
Hong Kong	896	—	—	896
Israel	299	—	—	299
Italy	1,608	—	—	1,608
Japan	5,744	—	—	5,744
Netherlands	1,611	—	—	1,611
New Zealand	162	—	—	162
Norway	650	—	—	650
Singapore	986	—	71	1,057
Spain	427	—	—	427
Sweden	2,241	—	—	2,241
Switzerland	935	—	—	935
United Kingdom	6,114	—	—	6,114

Total Common Stock	30,530	—	71	30,601

Preferred Stock Germany	220	175	—	395

Cash Equivalents	983	—	—	983

Total Investments in Securities	$31,733	$175	$71	$31,979

†

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments

Louisiana Tax-free Income Fund

Description	Face Amount (000)	Value (000)

Municipal Bonds — 96.8%
Louisiana — 96.8%
Bienville, Parish School District No. 1 Arcadia, GO, BAM
Callable 03/01/28 @ 100
3.000%, 03/01/30	$150	$167
Central, Community School System, GO, Pre-Refunded @ 100 4.000%, 03/01/24 (A)	150	165
Desoto, Parish School Board, RB, Pre-Refunded @ 100
3.500%, 05/01/22 (A)	270	277
Iberia, Parishwide School District, GO
Callable 03/01/24 @ 100
3.750%, 03/01/33	275	294
Lafayette, Parish Law Enforcement District, Limited Tax, GO, Pre-Refunded @ 100 3.250%, 03/01/22 (A)	180	184
Lafayette, Parish School Board, RB
Callable 04/01/27 @ 100
4.000%, 04/01/40	250	287
Lafayette, Utilities Revenue, RB, AGM
Callable 05/01/29 @ 100
5.000%, 11/01/44	100	125
Lafayette, Utilities Revenue, RB, AGM
Callable 11/01/27 @ 100
4.000%, 11/01/35	150	173
Lafourche, Parish School Board, GO, BAM
Callable 03/01/27 @ 100
3.125%, 03/01/37	250	267
Louisiana, Correctional Facilities, Juvenile Justice Project, RB
Callable 10/01/30 @ 100
4.000%, 10/01/40	250	299
Louisiana, Local Government Environmental Facilities & Community Development Authority, Bossier City Project, RB
Callable 11/01/25 @ 100
5.000%, 11/01/32	150	178

Description	Face Amount (000)	Value (000)

Louisiana (continued)
Louisiana, Local Government Environmental Facilities & Community Development Authority, BRCC Facilities Corp. Project, RB, Pre-Refunded @ 100
4.125%, 12/01/21 (A)	$100	$102
Louisiana, Local Government Environmental Facilities & Community Development Authority, City of Sulpher Project, RB, BAM
Callable 02/01/28 @ 100
5.000%, 02/01/30	150	189
Louisiana, Local Government Environmental Facilities & Community Development Authority, LCTCS Act 360 Project, RB
Callable 10/01/24 @ 100
5.000%, 10/01/34	250	283
Louisiana, Local Government Environmental Facilities & Community Development Authority, Nicholls State University Project, RB
Callable 10/01/30 @ 100
4.000%, 10/01/41	200	220
Louisiana, Local Government Environmental Facilities & Community Development Authority, Plaquemines Project, RB, AGM
Callable 09/01/22 @ 100
4.000%, 09/01/37	200	207
Louisiana, Local Government Environmental Facilities & Community Development Authority, Youngsville Project, RB, AGM
Callable 07/01/21 @ 100
4.900%, 07/01/41	175	175
Plaquemine City, Sales & Use Tax Project, RB, AGM
Callable 12/01/27 @ 100
3.500%, 12/01/29	250	284
Port New Orleans, Board of Commissioners, Ser D, RB
Callable 04/01/30 @ 100
5.000%, 04/01/50	150	187
Shreveport, Louisiana Water & Sewer Revenue, Ser C, RB, BAM
Callable 12/01/28 @ 100
4.000%, 12/01/33	210	244
St. Charles Parish, School District No. 1, GO, Pre-Refunded @ 100
3.000%, 03/01/22 (A)	200	204

Schedule of Investments	June 30, 2021 (Unaudited)

Louisiana Tax-free Income Fund (concluded)

Description	Face Amount (000)/Shares	Value (000)

Louisiana (continued)
St. John the Baptist Parish, GO Callable 03/01/25 @ 100
3.500%, 03/01/30	$110	$120
St. Tammany Parish, Hospital Service District No. 2, GO, Pre-Refunded @ 100
3.125%, 03/01/22 (A)	260	265
St. Tammany Parish, Recreation District No. 14, GO
Callable 04/01/24 @ 100
3.750%, 04/01/34	175	186
Terrebonne Levee, Conservation District, Ser B, RB
Callable 06/01/30 @ 100
4.000%, 06/01/41	250	286
West Ouachita, Parish School District, RB
Callable 09/01/25 @ 100
3.750%, 09/01/34	190	208
Zachary, Community School District No. 1, GO
Callable 03/01/22 @ 100
3.500%, 03/01/32	200	204
Total Louisiana		5,780
Total Municipal Bonds (Cost $5,438 (000))		5,780

Cash Equivalent (B) — 2.2%
Goldman Sachs Financials Square Funds Government, Cl Institutional, 0.026%	130,858	131
Total Cash Equivalent (Cost $131 (000))		131
Total Investments — 99.0% (Cost $5,569 (000))		$5,911

Percentages are based on net assets of $5,968 (000).

(A)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(B)	The rate reported is the 7-day effective yield as of June 30, 2021.

AGM — Assured Guaranty Municipal

BAM — Build America Mutual

Cl — Class

GO — General Obligation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of June 30, 2021 in valuing the Fund’s investments carried at value (000):

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$5,780	$—	$5,780
Cash Equivalent	131	—	—	131

Total Investments in Securities	$131	$5,780	$—	$5,911

Amounts designated as “—” are either $0 or have been rounded to $0.

During the period ended June 30, 2021, there have been no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments

Microcap Fund

Description	Shares	Value (000)

Common Stock — 98.8%
Agriculture — 0.9%
American Vanguard	7,430	$130
Total Agriculture		130

Air Freight & Logistics — 1.2%
Radiant Logistics*	23,663	164
Total Air Freight & Logistics		164

Automotive — 2.6%
Motorcar Parts of America*	4,651	104
OneWater Marine, Cl A	3,263	137
Strattec Security*	2,941	131
Total Automotive		372

Banks — 12.3%
Amalgamated Financial	8,848	138
Bancorp*	5,697	131
BankFinancial	14,057	161
Cambridge Bancorp	900	75
Carter Bankshares*	6,989	87
Esquire Financial Holdings*	6,585	156
Financial Institutions	4,625	139
First Financial	2,260	92
First Foundation	7,252	163
FS Bancorp	2,130	152
MainStreet Bancshares*	3,500	79
OP Bancorp	16,792	169
Select Bancorp*	6,038	97
SmartFinancial	4,418	106
Total Banks		1,745

Description	Shares	Value (000)

Beauty Products — 0.7%
Veru*	12,189	$98
Total Beauty Products		98

Building & Construction — 0.5%
Beazer Homes USA*	3,381	65
Total Building & Construction		65

Capital Markets — 1.0%
Silvercrest Asset Management Group, Cl A	9,302	140
Total Capital Markets		140

Commercial Services — 2.6%
DLH Holdings*	13,200	154
Kelly Services, Cl A*	2,608	62
Select Interior Concepts, Cl A*	16,660	156
Total Commercial Services		372

Commercial Services & Supplies — 1.1%
Acme United	3,359	150
Total Commercial Services & Supplies		150

Computer Software — 2.8%
ChannelAdvisor*	4,102	100
eGain*	13,243	152
Mitek Systems*	7,390	142
Total Computer Software		394

Computers & Services — 4.3%
Bel Fuse, Cl B	4,849	70
Calix*	3,085	146
Cambium Networks*	2,994	145
Digi International*	5,512	111
PCTEL	21,629	142
Total Computers & Services		614

Construction & Engineering — 0.9%
Northwest Pipe*	4,418	125
Total Construction & Engineering		125

Consumer Electronics — 1.1%
Turtle Beach*	2,498	80
Vuzix*	3,865	71
Total Consumer Electronics		151

Schedule of Investments	June 30, 2021 (Unaudited)

Microcap Fund (continued)

Description	Shares	Value (000)

Consumer Finance — 1.0%
Regional Management	2,904	$135
Total Consumer Finance		135

Drugs — 4.0%
ANI Pharmaceuticals*	3,109	109
BioDelivery Sciences International*	15,000	54
Cassava Sciences*	938	80
Collegium Pharmaceutical*	2,900	68
Harrow Health*	12,659	118
Osmotica Pharmaceuticals*	47,063	142
Total Drugs		571

Electrical Utilities — 1.0%
Genie Energy, Cl B	23,455	148
Total Electrical Utilities		148

Engineering Services — 1.8%
MYR Group*	1,605	146
Sterling Construction*	4,470	108
Total Engineering Services		254

Financial Services — 1.6%
Curo Group Holdings	8,279	141
Enova International*	2,685	92
Total Financial Services		233

Gas & Natural Gas — 2.1%
Dorian LPG*	11,742	166
Overseas Shipholding Group, Cl A*	65,377	137
Total Gas & Natural Gas		303

Health Care Equipment & Supplies — 1.0%
FONAR*	8,031	142
Total Health Care Equipment & Supplies		142

Health Care Providers & Services — 0.6%
Joint*	943	79
Total Health Care Providers & Services		79

Home Furnishings — 0.4%
Hooker Furniture	1,595	55
Total Home Furnishings		55

Hotels, Restaurants & Leisure — 1.2%
Inspired Entertainment*	13,399	171
Total Hotels, Restaurants & Leisure		171

Description	Shares	Value (000)

Household Products — 0.7%
Lifetime Brands	6,520	$98
Total Household Products		98

Insurance — 2.7%
Donegal Group, Cl A	9,575	139
HCI Group	1,008	101
Heritage Insurance Holdings	4,494	39
ProSight Global*	8,516	109
Total Insurance		388

Interactive Media & Services — 1.4%
Travelzoo*	5,680	84
TrueCar*	19,627	111
Total Interactive Media & Services		195

Manufacturing — 2.8%
Allied Motion Technologies	3,925	136
Seneca Foods, Cl A*	2,987	153
Ultralife*	12,244	103
Total Manufacturing		392

Media — 2.0%
DHI Group*	35,006	118
TechTarget*	2,169	168
Total Media		286

Medical Products & Services — 26.6%
Accuray*	14,000	63
Alpine Immune Sciences*	16,400	148
Antares Pharma*	38,148	166
Avid Bioservices*	3,126	80
CareCloud*	16,089	135
Castle Biosciences*	1,860	136
Catalyst Pharmaceuticals*	16,500	95
Champions Oncology*	6,000	62
ChromaDex*	5,600	55
Computer Programs & Systems	1,674	56
Cross Country Healthcare*	4,222	70
CytomX Therapeutics*	7,200	46
Diagnostics*	8,181	67
Electromed*	13,304	150
Five Star Senior Living*	17,911	103
Fulgent Genetics*	1,954	180
Ideaya Biosciences*	4,850	102
ImmunoGen*	8,738	58
InfuSystem Holdings*	4,200	87
Jounce Therapeutics*	10,218	69

Schedule of Investments

Microcap Fund (concluded)

Description	Shares	Value (000)
Medical Products & Services (continued)
MEI Pharma*	43,916	$125
Meridian Bioscience*	7,241	161
Precision BioSciences*	9,390	117
Pro-Dex*	4,481	137
Protagonist Therapeutics*	3,645	164
Rigel Pharmaceuticals*	17,892	78
Selecta Biosciences*	22,037	92
Simulations Plus	2,642	145
Stereotaxis*	12,978	125
Surface Oncology*	14,410	107
Surmodics*	1,141	62
Sutro Biopharma*	3,911	73
Syros Pharmaceuticals*	24,406	133
Triple-S Management, Cl B*	2,500	56
Vanda Pharmaceuticals*	3,767	81
Vericel*	2,509	132
Viemed Healthcare*	5,398	39
Total Medical Products & Services		3,755

Metals & Mining — 1.1%
SunCoke Energy	22,318	159
Total Metals & Mining		159

Paper & Paper Products — 1.0%
Verso	8,162	145
Total Paper & Paper Products		145

Petroleum & Fuel Products — 1.3%
Geospace Technologies*	9,207	74
SandRidge Energy*	17,011	107
Total Petroleum & Fuel Products		181

Real Estate Investment Trust — 3.0%
Bluerock Residential Growth, Cl A	11,595	118
Plymouth Industrial	7,916	158
UMH Properties	6,851	150
Total Real Estate Investment Trust		426

Retail — 4.7%
American Outdoor Brands*	3,150	111
Biglari Holdings, Cl B*	601	96
Citi Trends*	819	71
Envela*	18,671	90
Lakeland Industries*	6,247	139
Sportsman’s Warehouse Holdings*	2,859	51
Titan Machinery*	3,303	102
Total Retail		660

Description	Shares	Value (000)

Semi-Conductors & Instruments — 2.8%
NeoPhotonics*	10,935	$112
Photronics*	10,750	142
Ultra Clean Holdings*	2,516	135
Total Semi-Conductors & Instruments		389

Transportation Services — 2.0%
Shyft Group	4,129	154
USA Truck*	8,470	136
Total Transportation Services		290
Total Common Stock (Cost $10,704 (000))		13,975

Cash Equivalent (A) — 1.2%
Goldman Sachs Financials Square Funds Government, Cl Institutional, 0.026%	169,043	$169
Total Cash Equivalent (Cost $169 (000))		169
Total Investments — 100.0% (Cost $10,873 (000))		$14,144

Percentages are based on net assets of $14,139 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of June 30, 2021.

Cl — Class

As of June 30, 2021, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	June 30, 2021 (Unaudited)

Mississippi Tax-Free Income Fund

Description	Face Amount (000)	Value (000)

Municipal Bonds — 95.0%
Mississippi — 95.0%
Clinton, Public School District, GO
Callable 10/01/21 @ 100
2.750%, 10/01/28	$150	$151
Copiah County, GO
Callable 04/01/25 @ 100
3.500%, 04/01/32	390	411
Forrest County, GO
Callable 03/01/24 @ 100
4.000%, 03/01/27	385	418
Lauderdale County, GO
3.000%, 04/01/26	150	165
Lauderdale County, GO
Callable 11/01/25 @ 100
3.250%, 11/01/31	250	273
Callable 11/01/25 @ 100
3.000%, 11/01/30	100	108
Long Beach, School District, GO, BAM
4.000%, 03/01/27	275	323
Mississippi State, Development Bank, Brandon Public Improvement Project, RB
Callable 03/01/25 @ 100
3.000%, 03/01/30	155	166
Mississippi State, Development Bank, Clinton Public School District, RB
Callable 04/01/29 @ 100
4.000%, 04/01/37	100	118
Mississippi State, Development Bank, Flowood Refunding Project, RB, Pre-Refunded @ 100 4.125%, 11/01/21 (A)	200	203
Mississippi State, Development Bank, Gulf Coast Community College District, RB
Callable 12/01/26 @ 100
3.375%, 12/01/39	250	272
Mississippi State, Development Bank, Harrison County Coliseum Project, Ser A, RB 5.250%, 01/01/34	400	546
Mississippi State, Development Bank, Hinds County Project, RB 5.000%, 11/01/26	75	92

Description	Face Amount (000)	Value (000)

Mississippi (continued)
Mississippi State, Development Bank, Jones County Junior College Project, RB, BAM
Callable 05/01/26 @ 100
3.500%, 05/01/35	$200	$217
Mississippi State, Development Bank, Marshall Country Industrial Development Authority, RB
Callable 01/01/25 @ 100
3.750%, 01/01/35	200	217
Mississippi State, Development Bank, Meridian Apartment Center Project, RB 5.000%, 03/01/25	360	412
Mississippi State, Development Bank, Pearl Capital Improvement Project, RB, AGM, Pre-Refunded @ 100 4.000%, 12/01/21 (A)	205	208
Mississippi State, Development Bank, Pearl River Community College Project, RB, AGM
Callable 09/01/22 @ 100
3.375%, 09/01/36	750	766
Mississippi State, Development Bank, RB
Callable 04/01/23 @ 100
5.000%, 04/01/28	170	182
Mississippi State, Development Bank, RB, Pre-Refunded @ 100 5.000%, 04/01/23 (A)	260	282
Mississippi State, Development Bank, Water & Sewer Project, RB, AGM, Pre-Refunded @ 100 3.500%, 03/01/22 (A)	400	409
Mississippi State, Gaming Tax Revenue, Ser E, RB 5.000%, 10/15/25	500	589
Mississippi State, Ser D, GO
Callable 12/01/27 @ 100
3.000%, 12/01/37	500	546
Mississippi State, State Capital Improvement Project, Ser A, GO, Pre-Refunded @ 100 4.000%, 10/01/21 (A)	400	404
3.750%, 10/01/21 (A)	510	515
Mississippi State, University Educational Building, RB
Callable 08/01/27 @ 100
4.000%, 08/01/43	500	578
Ocean Springs, GO 4.000%, 12/01/29	250	305

Schedule of Investments

Mississippi Tax-Free Income Fund (concluded)

Description	Face Amount (000)/Shares	Value (000)

Mississippi (continued)
Oktibbeha County, Ser A, GO, AGM
Callable 11/01/28 @ 100
4.000%, 11/01/29	$270	$324
Oxford, School District, GO
Callable 04/01/27 @ 100
3.000%, 04/01/31	300	330
Oxford, Ser B, GO
Callable 08/01/25 @ 100
3.125%, 08/01/33	575	619
Starkville, GO 4.000%, 06/01/27	400	471
University of Southern Mississippi, Facilities Refinancing Project, Ser A, RB
Callable 03/01/25 @ 100
3.250%, 03/01/33	425	455
Total Mississippi		11,075
Total Municipal Bonds (Cost $10,312 (000))		11,075

Cash Equivalent (B) — 4.2%
Goldman Sachs Financials Square Funds Government, Cl Institutional, 0.026%	491,444	$491
Total Cash Equivalent (Cost $491 (000))		491
Total Investments — 99.2% (Cost $10,803 (000))		$11,566

Percentages are based on net assets of $11,663 (000).

(A)	Pre-Refunded Security —The maturity date shown is the pre-refunded date.
(B)	The rate reported is the 7-day effective yield as of June 30, 2021.

AGM — Assured Guaranty Municipal

BAM — Build America Mutual

Cl — Class

GO — General Obligation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of June 30, 2021, in valuing the Fund’s investments carried at value (000):

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$11,075	$—	$11,075
Cash Equivalent	491	—	—	491

Total Investments in Securities	$491	$11,075	$—	$11,566

Amounts designated as “—” are either $0 or have been rounded to $0.

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	June 30, 2021 (Unaudited)

Quantitative Long/Short Fund

Description	Shares	Value (000)

Common Stock — 80.7%
Aerospace & Defense — 1.3%
L3Harris Technologies (A)	2,600	$562
Northrop Grumman	1,300	472
Total Aerospace & Defense		1,034

Agriculture — 0.8%
Archer-Daniels-Midland (A)	10,000	606
Total Agriculture		606

Automotive — 3.7%
BorgWarner (A)	13,600	660
Camping World Holdings, Cl A	6,500	266
Ford Motor*	33,500	498
Gentherm*	8,600	611
Patrick Industries	5,700	416
Winnebago Industries	6,300	428
Total Automotive		2,879

Banks — 3.8%
JPMorgan Chase (A)	4,700	731
Morgan Stanley (A)	8,400	770

Description	Shares	Value (000)

Banks (continued)
PNC Financial Services Group (A)	5,000	$954
S&P Global (A)	1,300	534
Total Banks		2,989
Building & Construction — 1.9%
Beazer Homes USA*	12,500	241
Century Communities	8,400	559
Simpson Manufacturing	6,100	674
Total Building & Construction		1,474

Chemicals — 0.3%
Sherwin-Williams (A)	975	266
Total Chemicals		266

Commercial Services — 1.9%
Tetra Tech	5,700	696
Waste Management (A)	5,900	827
Total Commercial Services		1,523

Computer Software — 5.9%
Adobe* (A)	1,400	820
Atlassian, Cl A*	2,700	694
Dropbox, Cl A*	18,300	555
Intuit (A)	2,150	1,054
Mitek Systems* (A)	46,800	901
Synopsys* (A)	2,300	634
Total Computer Software		4,658

Computers & Services — 5.3%
Apple (A)	7,275	996
Microsoft (A)	2,800	759
PayPal Holdings* (A)	3,400	991
Super Micro Computer*	13,700	482
Zebra Technologies, Cl A* (A)	1,800	953
Total Computers & Services		4,181

Consumer Products — 1.1%
Deckers Outdoor* (A)	2,150	826
Total Consumer Products		826

Containers & Packaging — 1.1%
Crown Holdings (A)	8,100	828
Total Containers & Packaging		828

Schedule of Investments

Quantitative Long/Short Fund (continued)

Description	Shares	Value (000)

Drugs — 1.0%
Zoetis, Cl A (A)	4,400	$820
Total Drugs		820

E-Commerce — 2.0%
Amazon.com* (A)	200	688
eBay (A)	12,100	850
Total E-Commerce		1,538
Electronic Components & Equipment — 1.9%
Advanced Energy Industries	4,900	552
Arrow Electronics*	4,300	489
Avnet	11,700	469
Total Electronic Components & Equipment		1,510

Entertainment & Gaming — 1.4%
Electronic Arts (A)	3,300	475
Take-Two Interactive Software*	3,500	619
Total Entertainment & Gaming		1,094

Financial Services — 1.6%
Discover Financial Services	3,500	414
MSCI, Cl A	700	373
Synchrony Financial	10,100	490
Total Financial Services		1,277

Food Products — 0.6%
McCormick (A)	5,600	495
Total Food Products		495

Food, Beverage & Tobacco — 1.2%
Monster Beverage * (A)	4,600	420
PepsiCo (A)	3,700	548
Total Food, Beverage & Tobacco		968

Gas & Natural Gas — 0.7%
Dorian LPG*	38,000	536
Total Gas & Natural Gas		536

Home Furnishings — 0.6%
Tempur Sealy International	12,900	506
Total Home Furnishings		506

Household Products — 0.6%
Church & Dwight	5,750	490
Total Household Products		490

Description	Shares	Value (000)

Hypermarkets & Super Centers — 1.0%
Costco Wholesale (A)	2,000	$791
Total Hypermarkets & Super Centers		791

Industrials — 0.9%
Air Products and Chemicals (A)	2,550	734
Total Industrials		734
Information Technology — 0.7%
Accenture, Cl A (A)	1,750	516
Total Information Technology		516

Insurance — 3.9%
Brighthouse Financial*	12,000	547
CNA Financial	10,800	491
Old Republic International	24,700	615
Primerica (A)	4,400	674
Principal Financial Group	6,000	379
Prudential Financial	3,800	389
Total Insurance		3,095

Insurance Brokers — 0.8%
Aon, Cl A (A)	2,500	597
Total Insurance Brokers		597

Interactive Media & Servcies — 2.2%
Alphabet, Cl A* (A)	375	916
Charter Communications, Cl A*	1,125	812
Total Interactive Media & Servcies		1,728

Machinery — 3.9%
IDEX (A)	3,700	814
Illinois Tool Works (A)	3,400	760
SPX* (A)	11,600	708
Trane Technologies (A)	4,300	792
Total Machinery		3,074

Managed Health Care — 0.7%
UnitedHealth Group	1,300	520
Total Managed Health Care		520

Manufacturing — 1.2%
Generac Holdings* (A)	1,300	540
Hubbell, Cl B (A)	2,200	411
Total Manufacturing		951

Schedule of Investments	June 30, 2021 (Unaudited)

Quantitative Long/Short Fund (continued)

Description	Shares	Value (000)

Media — 1.0%
Nexstar Media Group, Cl A	3,300	$488
Roku, Cl A*	700	321
Total Media		809

Medical Products & Services — 8.5%
AbbVie (A)	5,700	642
CVS Health (A)	7,300	609
Edwards Lifesciences* (A)	7,800	808
Hologic*	6,000	400
Horizon Therapeutics* (A)	6,350	595
Idexx Laboratories*	900	568
Meridian Bioscience*	22,500	499
Molina Healthcare*	1,900	481
Thermo Fisher Scientific (A)	1,300	656
Translate Bio*	11,100	306
Triple-S Management, Cl B*	9,900	221
Veeva Systems, Cl A*	2,900	902
Total Medical Products & Services		6,687

Metals & Mining — 0.6%
Commercial Metals (A)	14,500	445
Total Metals & Mining		445

Petroleum & Fuel Products — 0.7%
EOG Resources	6,700	559
Total Petroleum & Fuel Products		559

Petroleum Refining — 1.9%
Marathon Petroleum	8,900	538
Valero Energy	6,700	523
World Fuel Services	13,700	435
Total Petroleum Refining		1,496

Pharmaceuticals — 1.5%
Eli Lilly (A)	3,100	711
McKesson	2,500	478
Total Pharmaceuticals		1,189

Real Estate Investment Trust — 0.8%
Plymouth Industrial	14,700	294
Public Storage	1,100	331
Total Real Estate Investment Trust		625

Real Estate Services — 0.7%
Realogy Holdings*	28,200	514
Total Real Estate Services		514

Description	Shares	Value (000)

Retail — 2.7%
Fastenal	9,500	$494
Home Depot (A)	2,125	678
Lowe’s (A)	2,400	465
YETI Holdings*	5,200	477
Total Retail		2,114

Semi-Conductors & Instruments — 5.6%
Applied Materials (A)	6,600	940
Broadcom (A)	1,600	763
KLA (A)	2,550	827
Lam Research (A)	1,300	846
MKS Instruments	2,900	516
QUALCOMM	3,500	500
Total Semi-Conductors & Instruments		4,392

Telecommunication Services — 0.8%
Facebook, Cl A *(A)	1,875	652
Total Telecommunication Services		652

Transportation Services — 1.0%
Federal Signal (A)	19,900	801
Total Transportation Services		801

Utilities — 0.9%
Ametek (A)	5,200	694
Total Utilities		694
Total Common Stock (Cost $43,765 (000))		63,481

Cash Equivalent (B) — 19.5%
Federated Government Obligations Fund, Cl I, 0.030%	15,316,976	15,317
Total Cash Equivalent (Cost $15,317 (000))		15,317
Total Investments — 100.2% (Cost $59,082 (000))		$78,798

Percentages are based on net assets of $78,628 (000).

Securities Sold Short — (11.0)%
Description	Shares	Value (000)

Common Stock — (11.0)%
Computer Software — (0.9)%
Appfolio, Cl A*	(2,280)	$(322)
Splunk*	(2,496)	(361)
Total Computer Software		(683)

Schedule of Investments

Quantitative Long/Short Fund (concluded)

Description	Shares	Value (000)

Computers & Services — (0.4)%
Repay Holdings, Cl A*	(12,780)	$(307)
Total Computers & Services		(307)
Drugs — (0.8)%
Amphastar Pharmaceuticals*	(15,192)	(306)
Relmada Therapeutics*	(9,487)	(304)
Total Drugs		(610)

E-Commerce — (0.4)%
Just Eat Takeaway.com ADR*	(16,354)	(299)
Total E-Commerce		(299)

Electrical Utilities — (0.4)%
Entergy	(2,775)	(277)
Total Electrical Utilities		(277)

Financial Services — (0.7)%
Green Dot, Cl A*	(6,234)	(292)
PRA Group*	(7,613)	(293)
Total Financial Services		(585)

Food, Beverage & Tobacco — (1.1)%
Cal-Maine Foods	(8,360)	(302)
Hormel Foods	(6,240)	(298)
Village Super Market, Cl A	(12,756)	(300)
Total Food, Beverage & Tobacco		(900)

Household Products — (0.8)%
Clorox	(1,746)	(314)
Kimberly-Clark	(2,352)	(315)
Total Household Products		(629)

Insurance Brokers — (0.4)%
eHealth*	(4,780)	(279)
Total Insurance Brokers		(279)

Manufacturing — (0.8)%
Beyond Meat*	(2,080)	(328)
Kellogg	(4,679)	(301)
Total Manufacturing		(629)

Medical Products & Services — (2.8)%
DexCom*	(750)	(320)
Immunic*	(23,170)	(284)
Incyte*	(3,670)	(309)
Invitae*	(9,950)	(335)
National Research	(6,759)	(310)

Description	Shares	Value (000)

Medical Products & Services (continued)
Tabula Rasa HealthCare*	(6,657)	$(333)
Tandem Diabetes Care*	(3,323)	(324)
Total Medical Products & Services		(2,215)
Retail — (0.4)%
Nautilus*	(18,410)	(310)
Total Retail		(310)

Semi-Conductors & Instruments — (0.4)%
DSP Group*	(18,750)	(278)
Total Semi-Conductors & Instruments		(278)

Telecommunication Services — (0.4)%
Bandwidth, Cl A*	(2,370)	(327)
Total Telecommunication Services		(327)

Telephones & Telecommunication — (0.4)%
ATN International	(6,406)	(291)
Total Telephones & Telecommunication		(291)
Total Common Stock (Proceeds $(8,560))		(8,619)
Total Securities Sold Short — (11.0)% (Proceeds $(8,560))		$(8,619)

Percentages are based on Net Assets of $78,628 (000).

*	Non-income producing security.
(A)	All or a portion of this security has been held in a segregated account as collateral for securities sold short.
(B)	The rate reported is the 7-day effective yield as of June 30, 2021.

ADR — American Depository Receipt

Cl — Class

As of June 30, 2021, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. G.A.A.P.

During the period ended June 30, 2021, there have been no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000)(1)	June 30, 2021 (Unaudited)

	Burkenroad Small Cap Fund	Diversified Income Fund	Diversified International Fund
Assets:
Investments in securities at value (Cost $70,522, $29,551 and $144,544, respectively)	$133,525	$34,501	$240,308
Foreign currency (Cost $–, $– and $8, respectively)	—	—	8
Receivable for investment securities sold	—	—	6,310
Accrued income	98	229	140
Receivable for capital shares sold	16	—	34
Tax Reclaim receivable	—	—	461
Prepaid expenses	34	25	19

Total Assets	133,673	34,755	247,280

Liabilities:
Payable for capital shares redeemed	299	—	37
Payable for investment securities purchased	—	—	144
Payable due to Adviser	73	11	164
Shareholder servicing fees payable	123	20	9
Payable for distribution fees	86	—	—
Payable due to Administrator	10	3	19
Payable due to Custodian	—	—	37
Payable due to Transfer Agent	—	5	11
Payable due to Trustees	9	2	16
Chief Compliance Officer fees payable	2	1	5
Payable for Professional Fees	48	—	86
Payable for Printing Expense	43	11	76
Other accrued expenses	32	23	15

Total Liabilities	725	64	619

Net Assets	$132,948	$34,679	$246,661

Net Assets:
Paid-in-Capital	$47,692	$40,589	$148,530
Total Distributable Earnings/(Loss)	85,256	(5,910)	98,131

Net Assets	$132,948	$34,679	$246,661

Institutional Class Shares:
Net Assets	$61,484	$32,101	$242,303
Outstanding Shares of Beneficial Interest (unlimited authorization—no par value)	1,443,194	2,284,271	8,398,796
Net Asset Value, Offering and Redemption Price Per Share	$ 42.60	$ 14.05	$ 28.85

Investor Class Shares:
Net Assets	$59,449	$2,578	$4,358
Outstanding Shares of Beneficial Interest (unlimited authorization—no par value)	1,406,968	183,933	150,745
Net Asset Value, Offering and Redemption Price Per Share	$ 42.25	$ 14.02	$ 28.91

Class D Shares:
Net Assets	$12,015	n/a	n/a
Outstanding Shares of Beneficial Interest (unlimited authorization—no par value)	308,095	n/a	n/a
Net Asset Value, Offering and Redemption Price Per Share	$ 39.00	n/a	n/a

“n/a”	designates that the Fund does not offer this class.
(1)	Amounts shown in (000)s with the exception of Outstanding Shares of Beneficial Interest and Net Asset Value Per Share.
Amounts	designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000)(1) (continued)

	Dynamic Asset Allocation Fund		International Small Cap Fund		Louisiana Tax-Free Income Fund
Assets:
Investments in securities at value (Cost $16,906, $26,275 and $5,569, respectively)	$20,758		$31,979		$5,911
Foreign currency (Cost $ -, $ 32 and $ -, respectively)	—		32		—
Accrued income	—		37		54
Receivable for investment securities sold	—		82		—
Receivable for capital shares sold	—		5		—
Receivable from Adviser	2		—		2
Tax reclaim receivable	—		73		—
Prepaid expenses	5		4		14

Total Assets	20,765		32,212		5,981

Liabilities:
Payable for investment securities purchased	—		144		—
Payable for capital shares redeemed	—		2		—
Payable due to Adviser	12		17		—
Payable due to Transfer Agent	5		5		4
Shareholder servicing fees payable	1		—		5
Payable due to Administrator	2		2		—
Payable due to Trustees	1		2		—
Payable for Printing Expense	—		8		2
Payable for Pricing Expense	—		—		1
Other accrued expenses	8		3		1

Total Liabilities	29		183		13

Net Assets	$20,736		$32,029		$5,968

Net Assets:
Paid-in-Capital	$17,177		$25,540		$5,807
Total Distributable Earnings/(Loss)	3,559		6,489		161

Net Assets	$20,736		$32,029		$5,968

Institutional Class Shares:
Net Assets	$20,363		$31,928		$4,470
Outstanding Shares of Beneficial Interest (unlimited authorization—no par value)	1,070,917		1,566,871		255,513
Net Asset Value, Offering and Redemption Price Per Share	$ 19.01		$ 20.38		$ 17.49

Investor Class Shares:
Net Assets	$373		$101		$1,498
Outstanding Shares of Beneficial Interest (unlimited authorization—no par value)	19,655		4,943		85,653
Net Asset Value, Offering and Redemption Price Per Share	$ 19.00	*	$ 20.40	*	$ 17.49

(1) Amounts shown in (000)s with the exception of Outstanding Shares of Beneficial Interest and Net Asset Value Per Share.

*	Net Assets divided by Shares do not calculate to the stated Net Asset Value because Net Assets amounts are shown rounded.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000)(1) (concluded)	June 30, 2021 (Unaudited)

	Microcap Fund		Mississippi Tax-Free Income Fund	Quantitative Long/Short Fund
Assets:
Investments in securities at value (Cost $10,873, $10,803, and $59,082, respectively)	$14,144		$11,566	$78,798
Deposits held at Prime Broker	—		—	8,562
Accrued income	12		104	9
Receivable for capital shares sold	2		—	—
Tax reclaim receivable	—		—	1
Prepaid expenses	8		12	24

Total Assets	14,166		11,682	87,394

Liabilities:
Payable for Securities sold short (Proceeds $8,560)	—		—	8,619
Payable for capital shares redeemed	7		—	—
Shareholder servicing fees payable	1		8	11
Payable due to Adviser	7		—	51
Payable due to Transfer Agent	4		4	—
Payable due to Administrator	1		1	6
Payable due to Trustees	1		1	6
Chief Compliance Officer fees payable	—		—	1
Payable for Professional Fees	—		—	26
Payable for Printing Expense	4		4	28
Payable for Pricing Expense	—		1	—
Other accrued expenses	2		—	18

Total Liabilities	27		19	8,766

Net Assets	$14,139		$11,663	$78,628

Net Assets:
Paid-in-Capital	$12,779		$11,394	$63,037
Total Distributable Earnings/(Loss)	1,360		269	15,591

Net Assets	$14,139		$11,663	$78,628

Institutional Class Shares:
Net Assets	$13,943		$9,691	$76,323
Outstanding Shares of Beneficial Interest (unlimited authorization—no par value)	747,452		569,836	4,012,596
Net Asset Value, Offering and Redemption Price Per Share	$ 18.65		$ 17.01	$ 19.02

Investor Class Shares:
Net Assets	$196		$1,972	$2,305
Outstanding Shares of Beneficial Interest (unlimited authorization—no par value)	10,580		115,819	123,920
Net Asset Value, Offering and Redemption Price Per Share	$ 18.47	*	$ 17.03	$ 18.60

(1) Amounts shown in (000)s with the exception of Outstanding Shares of Beneficial Interest and Net Asset Value Per Share.

*	Net Assets divided by Shares do not calculate to the stated Net Asset Value because Net Assets amounts are shown rounded.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (000)

	Burkenroad Small Cap Fund	Diversified Income Fund	Diversified International Fund	Dynamic Asset Allocation Fund
Investment Income:
Interest income	$779	$331	$2,626	$—
Dividend income	—	374	—	223
Less: Foreign taxes withheld	—	—	(733)	—

Total Investment Income	779	705	1,893	223

Expenses:
Investment advisory fees	550	120	947	68
Administration fees	63	16	109	9
Shareholder servicing fees — Investor Class	62	3	3	—
Shareholder servicing fees — Class D	15	n/a	—	n/a
Distribution fees — Class D	15	n/a	—	n/a
Transfer agent fees	30	15	32	14
Custodian fees	21	5	135	3
Trustees’ fees	19	5	32	2
Chief Compliance Officer fees	4	1	7	1
Registration fees	23	17	20	4
Professional fees	41	13	67	9
Printing fees	22	5	35	3
Insurance and other expenses	23	11	38	4

Total Expenses	888	211	1,425	117

Less: Investment advisory fees waived	(108)	(53)	—	—

Total Net Expenses	780	158	1,425	117

Net Investment Income (Loss)	(1)	547	468	106

Net realized gain (loss) from security transactions	20,639	1,003	3,746	173
Net realized gain (loss) from foreign currency transactions	—	2	(16)	—
Net change in unrealized appreciation (depreciation) on investments	1,494	1,913	24,023	1,607
Net change in unrealized appreciation (depreciation) on foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies	—	—	(41)	—

Net Realized and Unrealized Gain on Investments	22,133	2,918	27,712	1,780

Net Increase in Net Assets Resulting from Operations	$22,132	$3,465	$28,180	$1,886

“n/a”	designates that the Fund does not offer this class.
Amounts	shown as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (000) (continued)	For the six month period ended June 30, 2021 (Unaudited)

	International Small Cap Fund	Louisiana Tax-Free Income Fund	Microcap Fund	Mississippi Tax-Free Income Fund
Investment Income:
Dividend income	$639	$—	$47	$—
Interest income	—	95	—	169
Less: Foreign taxes withheld	(115)	—	—	—

Total Investment Income	524	95	47	169

Expenses:
Investment advisory fees	117	18	55	35
Administration fees	13	3	6	5
Shareholder servicing fees — Investor Class	—	1	—	1
Custodian fees	16	1	2	2
Transfer agent fees	14	13	13	13
Trustees’ fees	4	1	2	2
Chief Compliance Officer fees	1	—	1	—
Professional fees	11	6	7	7
Printing fees	5	1	2	2
Registration fees	4	4	4	4
Insurance and other expenses	10	3	4	5

Total Net Expenses	195	51	96	76

Less: Investment advisory fees waived	(14)	(18)	(7)	(31)
Less: Reimbursement from Adviser	—	(8)	—	—

Total Net Expenses	181	25	89	45

Net Investment Income (Loss)	343	70	(42)	124

Net realized gain (loss) from security transactions	2,528	17	2,063	(1)
Net realized gain (loss) from foreign currency transactions	(32)	—	—	—
Net change in unrealized appreciation (depreciation) on investments	1,237	(21)	1,307	(65)
Net change in unrealized appreciation (depreciation) on foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies	(4)	—	—	—

Net Realized and Unrealized Gain (Loss) on Investments	3,729	(4)	3,370	(66)

Net Increase in Net Assets Resulting from Operations	$4,072	$66	$3,328	$58

Amounts shown as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (000) (concluded)	For the six month period ended June 30, 2021 (Unaudited)

Quantitative Long/Short Fund
Investment Income:
Dividend income	$394

Total Investment Income	394

Expenses:
Investment advisory fees	323
Administration fees	37
Shareholder servicing fees — Investor Class	3
Transfer agent fees	19
Custodian fees	5
Trustees’ fees	11
Chief Compliance Officer fees	2
Interest expense on securities sold short	43
Dividend expense on securities sold short	84
Registration fees	17
Professional fees	25
Printing fees	11
Insurance and other expenses	15

Total Expenses	595

Net Investment Loss	(201)

Net realized gain (loss) from security transactions	7,086
Net realized gain (loss) on securities sold short	(2,611)
Net change in unrealized appreciation (depreciation) on investments	579
Net change in unrealized appreciation (depreciation) on securities sold short	354

Net Realized and Unrealized Gain on Investments	5,408

Net Increase in Net Assets Resulting from Operations	$5,207

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000)

For the six month period ended June 30, 2021 (Unaudited), the period ended December 31, 2020 and the year ended January 31

	Burkenroad Small Cap Fund			Diversified Income Fund			Diversified International Fund
	01/01/21 to 06/30/21	02/01/20 to 12/31/20(1)	02/01/19 to 01/31/20	01/01/21 to 06/30/21	02/01/20 to 12/31/20(1)	02/01/19 to 01/31/20	01/01/21 to 06/30/21	02/01/20 to 12/31/20(1)	02/01/19 to 01/31/20
Investment Activities:
Net investment income (loss)	$(1)	$230	$667	$547	$1,189	$1,597	$468	$829	$3,153
Net realized gain (loss) from security transactions and foreign currency transactions	20,639	(4,307)	50,842	1,005	(2,015)	(340)	3,730	8,882	8,013
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	1,494	5,127	(46,973)	1,913	1,196	2,155	23,982	14,621	3,923

Net Increase in Net Assets Resulting from Operations	22,132	1,050	4,536	3,465	370	3,412	28,180	24,332	15,089

Distributions:
Net investment income:
Institutional Class Shares	—	(4,725)	(29,822)	(518)	(1,395)	(1,546)	—	(9,636)	(5,180)
Investor Class Shares	—	(4,493)	(30,168)	(39)	(106)	(129)	—	(179)	(107)
Class C Shares(2)	n/a	n/a	n/a	n/a	n/a	(2)	n/a	n/a	—
Class D Shares	—	(880)	(4,746)	n/a	n/a	n/a	n/a	n/a	n/a
Return of capital:
Institutional Class Shares	—	—	—	—	(59)	—	—	—	—
Investor Class Shares	—	—	—	—	(5)	—	—	—	—
Class C Shares(2)	n/a	n/a	n/a	n/a	n/a	—	n/a	n/a	—
Class D Shares	—	—	—	n/a	n/a	n/a	n/a	n/a	n/a

Total Distributions	—	(10,098)	(64,736)	(557)	(1,565)	(1,677)	—	(9,815)	(5,287)

Capital Share Transactions(3):
Institutional Class Shares:
Shares issued	3,186	9,143	36,910	3,834	4,725	7,112	5,356	18,332	24,541
Shares reinvested	—	4,650	28,900	516	1,449	1,383	—	8,060	3,477
Shares redeemed	(13,299)	(47,881)	(98,322)	(4,212)	(11,648)	(12,810)	(11,157)	(41,942)	(36,409)

Net Institutional Class Shares Transactions	(10,113)	(34,088)	(32,512)	138	(5,474)	(4,315)	(5,801)	(15,550)	(8,391)

Investor Class Shares:
Shares issued	2,465	3,005	13,330	26	51	567	292	411	806
Shares reinvested	—	4,128	27,456	24	70	84	—	160	96
Shares redeemed	(12,012)	(39,453)	(116,761)	(200)	(262)	(1,701)	(633)	(1,382)	(1,859)

Net Investor Class Shares Transactions	(9,547)	(32,320)	(75,975)	(150)	(141)	(1,050)	(341)	(811)	(957)

Class C Shares(2):
Shares issued	n/a	n/a	n/a	n/a	n/a	—	n/a	n/a	28
Shares reinvested	n/a	n/a	n/a	n/a	n/a	1	n/a	n/a	—
Shares redeemed	n/a	n/a	n/a	n/a	n/a	(468)	n/a	n/a	(84)

Net Class C Shares Transactions	n/a	n/a	n/a	n/a	n/a	(467)	n/a	n/a	(56)

Class D Shares:
Shares issued	57	184	926	n/a	n/a	n/a	n/a	n/a	n/a
Shares reinvested	—	858	4,577	n/a	n/a	n/a	n/a	n/a	n/a
Shares redeemed	(843)	(4,285)	(7,602)	n/a	n/a	n/a	n/a	n/a	n/a

Net Class D Shares Transactions	(786)	(3,243)	(2,099)	n/a	n/a	n/a	n/a	n/a	n/a

Total Net Decrease in Net Assets from Capital Share Transactions	(20,446)	(69,651)	(110,586)	(12)	(5,615)	(5,832)	(6,142)	(16,361)	(9,404)

Total Net Increase (Decrease) in Net Assets	1,686	(78,699)	(170,786)	2,896	(6,810)	(4,097)	22,038	(1,844)	398

Net Assets:
Beginning of period/year	131,262	209,961	380,747	31,783	38,593	42,690	224,623	226,467	226,069

End of period/year	$132,948	$131,262	$209,961	$34,679	$31,783	$38,593	$246,661	$224,623	$226,467

“n/a” designates that the Fund does not offer this class.

(1)	For the period February 1, 2020 to Decemeber 31, 2020. Effective July 31, 2020, Hancock Funds changed their fiscal year end to December 31 (See Note 1 in the Notes to Financial Statements).
(2)

On April 18, 2019, the Trust’s Board of Trustees approved the merger of Class C Shares into Investor Class Shares effective May 24, 2019. The performance and financial history shown of the class is solely that of the Fund’s Investor Class Shares.

(3)	For shares issued, reinvested and redeemed, see Note 4 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000) (continued)

	Dynamic Asset Allocation Fund			International Small Cap Fund			Louisiana Tax-Free Income Fund
	01/01/21 to 06/30/21	02/01/20 to 12/31/20(1)	02/01/19 to 01/31/20	01/01/21 to 06/30/21	02/01/20 to 12/31/20(1)	02/01/19 to 01/31/20	01/01/21 to 06/30/21	02/01/20 to 12/31/20(1)	02/01/19 to 01/31/20
Investment Activities:
Net investment income (loss)	$106	$117	$219	$343	$172	$303	$70	$132	$140
Net realized gain (loss) from security transactions, realized gain distributions from investment company shares and foreign currency transactions	173	214	13	2,496	174	(572)	17	11	29
Net change in unrealized appreciation (depreciation) on investments and on foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies	1,607	1,147	836	1,233	3,003	1,472	(21)	10	265

Net Increase in Net Assets Resulting from Operations	1,886	1,478	1,068	4,072	3,349	1,203	66	153	434

Distributions:
Institutional Class Shares	—	(56)	(254)	—	(153)	(466)	(53)	(100)	(107)
Investor Class Shares	—	—	(9)	—	(1)	(6)	(17)	(31)	(55)
Class C Shares(2)	n/a	n/a	—	n/a	n/a	n/a	n/a	n/a	—

Total Distributions	—	(56)	(263)	—	(154)	(472)	(70)	(131)	(162)

Capital Share Transactions(3):
Institutional Class Shares:
Shares issued	2,962	4,182	6,165	8,176	8,114	4,593	198	349	1,271
Shares reinvested	—	57	254	—	153	466	53	100	93
Shares redeemed	(1,880)	(3,432)	(1,886)	(2,767)	(2,516)	(6,916)	(537)	(678)	(531)

Net Institutional Class Shares Transactions	1,082	807	4,533	5,409	5,751	(1,857)	(286)	(229)	833

Investor Class Shares:
Shares issued	54	15	317	883	145	32	2	48	149
Shares reinvested	—	—	9	—	1	6	12	21	43
Shares redeemed	(15)	(92)	(708)	(1,010)	(18)	(404)	(93)	(76)	(1,062)

Net Investor Class Shares Transactions	39	(77)	(382)	(127)	128	(366)	(79)	(7)	(870)

Class C Shares(2):
Shares issued	n/a	n/a	7	n/a	n/a	n/a	n/a	n/a	—
Shares reinvested	n/a	n/a	—	n/a	n/a	n/a	n/a	n/a	—
Shares redeemed	n/a	n/a	(333)	n/a	n/a	n/a	n/a	n/a	(18)

Net Class C Shares Transactions	n/a	n/a	(326)	n/a	n/a	n/a	—	n/a	(18)

Total Net Increase (Decrease) in Net Assets from Capital Share Transactions	1,121	730	3,825	5,282	5,879	(2,223)	(365)	(236)	(55)

Total Net Increase (Decrease) in Net Assets	3,007	2,152	4,630	9,354	9,074	(1,492)	(369)	(214)	217

Net Assets:
Beginning of period/year	17,729	15,577	10,947	22,675	13,601	15,093	6,337	6,551	6,334

End of period/year	$20,736	$17,729	$15,577	$32,029	$22,675	$13,601	$5,968	$6,337	$6,551

(1)	For the period February 1, 2020 to December 31, 2020. Effective July 31, 2020, Hancock Funds changed their fiscal year end to December 31 (See Note 1 in the Notes to Financial Statements).
(2)

On April 18, 2019, the Trust’s Board of Trustees approved the merger of Class C Shares into Investor Class Shares effective May 24, 2019. The performance and financial history shown of the class is solely that of the Fund’s Investor Class Shares.

(3)	For shares issued, reinvested and redeemed, see Note 4 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

For the six month period ended June 30, 2021 (Unaudited), the period ended December 31, 2020 and the year ended January 31

	Microcap Fund			Mississippi Tax-Free Income Fund			Quantitative Long/Short Fund
	01/01/21 to 06/30/21	02/01/20 to 12/31/20(1)	02/01/19 to 01/31/20	01/01/21 to 06/30/21	02/01/20 to 12/31/20(1)	02/01/19 to 01/31/20	01/01/21 to 06/30/21	02/01/20 to 12/31/20(1)	02/01/19 to 01/31/20
Investment Activities:
Net investment income (loss)	$(42)	$22	$67	$124	$234	$289	$(201)	$(260)	$870
Net realized gain (loss) from investments (including securities sold short)	2,063	(2,679)	(835)	(1)	(2)	86	4,475	(8,716)	436
Net change in unrealized appreciation (depreciation) on investments (including securities sold short)	1,307	1,831	448	(65)	94	585	933	3,079	6,241

Net Increase (Decrease) in Net Assets Resulting from Operations	3,328	(826)	(320)	58	326	960	5,207	(5,897)	7,547

Distributions:
Institutional Class Shares	—	—	(70)	(104)	(196)	(213)	—	(373)	(915)
Investor Class Shares	—	—	(2)	(20)	(38)	(76)	—	—	(67)
Class C Shares(2)	n/a	n/a	—	n/a	n/a	—	n/a	n/a	—

Total Distributions	—	—	(72)	(124)	(234)	(289)	—	(373)	(982)

Capital Share Transactions(3):
Institutional Class Shares:
Shares issued	1,409	4,001	6,574	247	799	1,857	5,383	6,932	29,887
Shares reinvested	—	—	70	104	196	178	—	366	783
Shares redeemed	(2,150)	(4,491)	(6,710)	(969)	(1,004)	(1,076)	(13,532)	(42,981)	(30,343)

Net Institutional Class Shares Transactions	(741)	(490)	(66)	(618)	(9)	959	(8,149)	(35,683)	327

Investor Class Shares:
Shares issued	75	100	338	98	111	216	23	350	4,273
Shares reinvested	—	—	2	12	23	62	—	—	64
Shares redeemed	(262)	(179)	(478)	(178)	(124)	(2,207)	(633)	(9,534)	(7,155)

Net Investor Class Shares Transactions	(187)	(79)	(138)	(68)	10	(1,929)	(610)	(9,184)	(2,818)

Class C Shares(2):
Shares issued	n/a	n/a	—	n/a	n/a	1	n/a	n/a	—
Shares reinvested	n/a	n/a	—	n/a	n/a	—	n/a	n/a	—
Shares redeemed	n/a	n/a	(43)	n/a	n/a	(33)	n/a	n/a	(2,500)

Net Class C Shares Transactions	n/a	n/a	(43)	—	—	(32)	n/a	n/a	(2,500)

Total Net Increase (Decrease) in Net Assets from Capital Share Transactions	(928)	(569)	(247)	(686)	1	(1,002)	(8,759)	(44,867)	(4,991)

Total Net Increase (Decrease) in Net Assets	2,400	(1,395)	(639)	(752)	93	(331)	(3,552)	(51,137)	1,574

Net Assets:
Beginning of period/year	11,739	13,134	13,773	12,415	12,322	12,653	82,180	133,317	131,743

End of period/year	$14,139	$11,739	$13,134	$11,663	$12,415	$12,322	$78,628	$82,180	$133,317

(1)	For the period February 1, 2020 to December 31, 2020. Effective July 31, 2020, Hancock Funds changed their fiscal year end to December 31 (See Note 1 in the Notes to Financial Statements).
(2)

On April 18, 2019, the Trust’s Board of Trustees approved the merger of Class C Shares into Investor Class Shares effective May 24, 2019. The performance and financial history shown of the class is solely that of the Fund’s Investor Class Shares.

(3)	For shares issued, reinvested and redeemed, see Note 4 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

For a Share Outstanding Throughout the Year or Period

For the six month period ended June 30, 2021 (Unaudited), the period ended December 31, 2020 and the year or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†		Net Realized and Unrealized Gains (Losses) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Burkenroad Small Cap Fund
INSTITUTIONAL CLASS SHARES
2021**	$36.29	$0.03		$6.28	$6.31	$—	$—	$—	$42.60
2020*	34.97	0.09		4.20	4.29	(0.14)	(2.83)	(2.97)	36.29
2020	47.24	0.17		0.95	1.12	—	(13.39)	(13.39)	34.97
2019	69.46	0.59		(8.01)	(7.42)	(0.65)	(14.15)	(14.80)	47.24
2018	65.95	0.08		8.94	9.02	—	(5.51)	(5.51)	69.46
2017***	57.19	0.09		8.67	8.76	—	—	—	65.95
INVESTOR CLASS SHARES^
2021**	$36.03	$(0.01)		$6.23	$6.22	$—	$—	$—	$42.25
2020*	34.73	0.03		4.17	4.20	(0.07)	(2.83)	(2.90)	36.03
2020	47.10	0.06		0.96	1.02	—	(13.39)	(13.39)	34.73
2019	69.21	0.40	(2)	(7.87)	(7.47)	(0.49)	(14.15)	(14.64)	47.10
2018	65.83	(0.03	)(2)	8.92	8.89	—	(5.51)	(5.51)	69.21
2017	51.65	(0.02)		14.20	14.18	—	—	—	65.83
2016	54.22	0.00		(2.15)	(2.15)	—	(0.42)	(0.42)	51.65
CLASS D SHARES
2021**	$33.31	$(0.07)		$5.76	$5.69	$—	$—	$—	$39.00
2020*	32.38	(0.05)		3.87	3.82	(0.06)	(2.83)	(2.89)	33.31
2020	44.91	(0.05)		0.91	0.86	—	(13.39)	(13.39)	32.38
2019	66.64	0.66		(7.72)	(7.06)	(0.52)	(14.15)	(14.67)	44.91
2018	63.69	(0.16)		8.62	8.46	—	(5.51)	(5.51)	66.64
2017	50.10	(0.16)		13.75	13.59	—	—	—	63.69
2016	52.74	(0.14)		(2.08)	(2.22)	—	(0.42)	(0.42)	50.10

(1)	Portfolio turnover is for the Fund for the fiscal year.
(2)	For the years ended January 31, the amounts include a reimbursement for payments of prior years’ shareholder servicing fees as follows:

	Net Investment Income Per Share	Net Investment Income Ratio	Total Return
Investor Class Shares
2019	$0.04	0.06%	0.06%
2018	$0.03	0.04%	0.05%
Class D Shares
2019	$0.31	0.43%	0.46%
^	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
*	For the period February 1, 2020 to December 31, 2020. Effective July 31, 2020, Hancock Funds changed their fiscal year end to December 31 (See Note 1 in the Notes to Financial Statements).
**	All ratios for the six month period ended June 30, 2021 have been annualized.
***	Commenced operations on May 31, 2016. Ratios for the period have been annualized.
†	Per share data calculated using average shares method.
††

Total return excludes applicable sales charges. Sales charges were eliminated effective May 31, 2016. Total return and portfolio turnover rates are for the period indicated and have not been annualized.

Amounts designated as “—” represent less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

June 30, 2021 (Unaudited)

Total Return††		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recaptured)	Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate††

17.39%		$61,484	1.00%	1.16%	0.13%		11%
12.34		61,239	1.00	1.21	0.33		31
1.23		100,412	1.06	1.14	0.37		29
(7.97)		161,260	1.15	1.17	0.88		31
13.79		228,272	1.15	1.17	0.12		50
15.32		150,676	1.14	1.14	0.22		38 (1)

17.26%		$59,449	1.20%	1.36%	(0.07)%		11%
12.14		59,060	1.20	1.40	0.11		31
1.02		94,590	1.26	1.34	0.14		29
(8.10	)(2)	197,852	1.35	1.37	0.61	(2)	31
13.61	(2)	437,070	1.35	1.37	(0.04	)(2)	50
27.45		582,849	1.39	1.39	(0.03)		38
(4.01)		629,950	1.37	1.37	0.01		39

17.08%		$12,015	1.50%	1.66%	(0.36)%		11%
11.87		10,963	1.50	1.71	(0.19)		31
0.69		14,959	1.56	1.64	(0.11)		29
(7.79	)(2)	21,635	1.40	1.42	1.04	(2)	31
13.40		30,721	1.52	1.53	(0.25)		50
27.13		46,867	1.64	1.64	(0.28)		38
(4.25)		55,168	1.62	1.62	(0.26)		39

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended June 30, 2021 (Unaudited), the period ended December 31, 2020 and the year or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Dividends
Diversified Income Fund
INSTITUTIONAL CLASS SHARES
2021@	$12.91	$0.22	$1.14	$1.36	$(0.22)	$—	$—	$(0.22)
2020**	13.24	0.43	(0.18)	0.25	(0.56)	(0.02)	—	(0.58)
2020	12.68	0.51	0.59	1.10	(0.54)	—	—	(0.54)
2019	13.21	0.57	(0.66)	(0.09)	(0.33)	(0.11)	—	(0.44)
2018	13.37	0.49	(0.01)	0.48	(0.51)	(0.13)	—	(0.64)
2017	12.56	0.51	0.92	1.43	(0.47)	(0.15)	—	(0.62)
2016	14.79	0.64	(2.05)	(1.41)	(0.73)	(0.09)	—	(0.82)
INVESTOR CLASS SHARES^#
2021@	$12.88	$0.20	$1.14	$1.34	$(0.20)	$—	$—	$(0.20)
2020**	13.21	0.40	(0.17)	0.23	(0.54)	(0.02)	—	(0.56)
2020	12.65	0.42	0.65	1.07	(0.51)	—	—	(0.51)
2019	13.19	0.53	(0.65)	(0.12)	(0.31)	(0.11)	—	(0.42)
2018	13.35	0.45	(0.01)	0.44	(0.47)	(0.13)	—	(0.60)
2017	12.54	0.46	0.93	1.39	(0.42)	(0.16)	—	(0.58)
2016	14.78	0.60	(2.04)	(1.44)	(0.72)	(0.08)	—	(0.80)

^	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
#	On April 18, 2019, the Trust’s Board of Trustees approved the merger of Class C Shares into Investor Class Shares effective May 24, 2019.
@	All ratios for the six month period ended June 30, 2021 have been annualized.
**

For the period February 1, 2020 to December 31, 2020. Effective July 31, 2020, Hancock Funds changed their fiscal year end to December 31 (See Note 1 in the Notes to Financial Statements). Ratios for the period have been annualized.

†	Per share data calculated using average shares method.
††

Total return excludes applicable sales charges. Sales charges were eliminated effective May 31, 2016. Total return and portfolio turnover rates are for the period indicated and have not been annualized.

Amounts designated as “—” represents less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

June 30, 2021 (Unaudited)

Net Asset Value, End of Period	Total Return††	Net Assets End of Year (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Reimbursements)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate††

14.05	10.59%	$32,101	0.90%	1.21%	3.21%	23%
12.91	2.30	29,274	0.90	1.27	3.91	60
13.24	8.78	35,854	0.90	1.12	3.87	66
12.68	(0.62)	38,593	0.90	1.08	4.43	69
13.21	3.64	46,668	0.90	1.07	3.64	59
13.37	11.56	48,405	0.90	1.04	3.84	83
12.56	(9.90)	40,448	0.90	1.00	4.56	77

14.02	10.48%	$2,578	1.15%	1.46%	2.94%	23%
12.88	2.08	2,509	1.15	1.52	3.64	60
13.21	8.54	2,739	1.15	1.37	3.19	66
12.65	(0.89)	3,846	1.15	1.33	4.13	69
13.19	3.38	5,367	1.15	1.32	3.38	59
13.35	11.29	6,514	1.15	1.28	3.50	83
12.54	(10.11)	8,557	1.15	1.25	4.28	77

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended June 30, 2021 (Unaudited), the period ended December 31, 2020 and the year or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income †		Net Realized and Unrealized Gains (Losses) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Year
Diversified International Fund
INSTITUTIONAL CLASS SHARES
2021**	$25.59	$0.05		$3.21	$3.26	$—	$—	$—	$28.85
2020*	23.51	0.09		3.16	3.25	(0.06)	(1.11)	(1.17)	25.59
2020	22.56	0.32		1.19	1.51	(0.37)	(0.19)	(0.56)	23.51
2019	26.41	0.30		(3.88)	(3.58)	(0.27)	—	(0.27)	22.56
2018	20.61	0.23		5.81	6.04	(0.24)	—	(0.24)	26.41
2017	17.57	0.22		3.05	3.27	(0.23)	—	(0.23)	20.61
2016	21.02	0.23		(3.42)	(3.19)	(0.26)	—	(0.26)	17.57
INVESTOR CLASS SHARES^#
2021**	$25.67	$0.04		$3.20	$3.24	$—	$—	$—	$28.91
2020*	23.58	0.07		3.15	3.22	(0.02)	(1.11)	(1.13)	25.67
2020	22.63	0.28		1.19	1.47	(0.33)	(0.19)	(0.52)	23.58
2019	26.42	0.26	(1)	(3.84)	(3.58)	(0.21)	—	(0.21)	22.63
2018	20.62	0.18		5.79	5.97	(0.17)	—	(0.17)	26.42
2017	17.56	0.21		3.00	3.21	(0.15)	—	(0.15)	20.62
2016	20.94	0.22		(3.45)	(3.23)	(0.15)	—	(0.15)	17.56

(1)	For the year ended January 31, 2019, the amount includes a reimbursement for payments of prior years’ shareholder servicing fees as follows:

	Net Investment Income Per Share	Net Investment Income Ratio	Total Return
Investor Class Share	$0.03	0.13%	0.12%
^	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
#	On April 18, 2019, the Trust’s Board of Trustees approved the merger of Class C Shares into Investor Class Shares effective May 24, 2019.
*	For the period February 1, 2020 to December 31, 2020. Effective July 31, 2020, Hancock Funds changed their fiscal year end to December 31 (See Note 1 in the Notes to Financial Statements).
**	All ratios for the six month period ended June 30, 2021 have been annualized.
†	Per share data calculated using average shares method.
††

Total return excludes applicable sales charge. Sales charges were eliminated effective May 31, 2016. Total return and portfolio turnover rates are for the period indicated and have not been annualized.

Amounts designated as “—” represent less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

June 30, 2021 (Unaudited)

Total Return††		Net Assets End of Year (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recaptured)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate††

12.74%		$242,303	1.20%	1.20%	0.40%	5%
13.85		220,444	1.34	1.34	0.48	30
6.58		221,662	1.27	1.27	1.38	15
(13.48)		220,490	1.27	1.27	1.26	10
29.35		270,452	1.28	1.28	0.99	16
18.67		244,532	1.26	1.26	1.17	29
(15.27)		290,492	1.24	1.24	1.09	15

12.62%		$4,358	1.35%	1.35%	0.26%	5%
13.71		4,179	1.49	1.49	0.35	30
6.39		4,805	1.42	1.42	1.21	15
(13.50	)(1)	5,496	1.47	1.47	1.08 (1)	10
29.00		7,875	1.53	1.53	0.77	16
18.32		7,782	1.51	1.51	1.08	29
(15.50)		14,295	1.49	1.49	1.05	15

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended June 30, 2021 (Unaudited), the period ended December 31, 2020 and the year or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Dynamic Asset Allocation Fund
INSTITUTIONAL CLASS SHARES
2021@	$17.26	$0.10	$1.65	$1.75	$—	$—	$—	$19.01
2020*	15.87	0.12	1.33	1.45	(0.06)	—	(0.06)	17.26
2020	14.96	0.25	0.93	1.18	(0.27)	—	(0.27)	15.87
2019	16.54	0.31	(1.61)	(1.30)	(0.28)	—	(0.28)	14.96
2018	14.65	0.25	1.82	2.07	(0.18)	—	(0.18)	16.54
2017	12.83	0.06	1.86	1.92	(0.10)	—	(0.10)	14.65
2016**	15.00	0.06	(2.21)	(2.15)	(0.02)	—	(0.02)	12.83
INVESTOR CLASS SHARES^#
2021@	$17.27	$0.08	$1.65	$1.73	$—	$—	$—	$19.00
2020*	15.88	0.07	1.33	1.40	(0.01)	—	(0.01)	17.27
2020	14.95	0.19	0.96	1.15	(0.22)	—	(0.22)	15.88
2019	16.53	0.23	(1.57)	(1.34)	(0.24)	—	(0.24)	14.95
2018	14.64	0.14	1.88	2.02	(0.13)	—	(0.13)	16.53
2017	12.81	0.03	1.86	1.89	(0.06)	—	(0.06)	14.64
2016**	15.00	—	(2.18)	(2.18)	(0.01)	—	(0.01)	12.81

*

For the period February 1, 2020 to December 31, 2020. Effective July 31, 2020, Hancock Funds changed their fiscal year end to December 31 (See Note 1 in the Notes to Financial Statements). Ratios for the period have been annualized.

**	Commenced operations May 29, 2015. Ratios for the period have been annualized.
^	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
#	On April 18, 2019, the Trust’s Board of Trustees approved the merger of Class C Shares into Investor Class Shares effective May 24, 2019.
@	All ratios for the six month period ended June 30, 2021 have been annualized.
†	Per share data calculated using average shares method.
††

Total return excludes applicable sales charges. Sales charges were eliminated effective May 31, 2016. Total return and portfolio turnover rates are for the period indicated and have not been annualized.

(1)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts designated as “—” represents less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

June 30, 2021 (Unaudited)

Total Return††	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recaptured Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate††

10.14%	$20,363	1.20%		1.20%	1.10%	29%
9.11	17,425	1.30		1.30	0.82	131
7.85	15,219	1.40		1.23	1.58	172
(7.78)	9,935	1.40	(1)	1.37	1.96	310
14.15	5,449	1.40		2.04	1.60	140
14.98	1,764	1.40		2.77	0.44	239
(14.31)	750	1.40		3.00	0.62	379

10.02%	$373	1.45%		1.45%	0.91%	29%
8.82	304	1.54		1.54	0.51	131
7.70	358	1.65		1.49	1.20	172
(8.04)	682	1.65	(1)	1.63	1.47	310
13.86	552	1.65		2.39	0.92	140
14.74	649	1.65		3.11	0.22	239
(14.54)	604	1.65		2.99	(0.04)	379

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended June 30, 2021 (Unaudited), the period ended December 31, 2020 and the year or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
International Small Cap Fund
INSTITUTIONAL CLASS SHARES
2021@	$17.65	$0.23	$2.50	$2.73	$—	$—	$—	$20.38
2020*	15.33	0.16	2.28	2.44	(0.12)	—	(0.12)	17.65
2020	14.53	0.31	1.03	1.34	(0.54)	—	(0.54)	15.33
2019	18.54	0.30	(3.85)	(3.55)	(0.23)	(0.23)	(0.46)	14.53
2018	14.16	0.14	4.56	4.70	(0.32)	—	(0.32)	18.54
2017	13.47	0.16	0.74	0.90	(0.21)	—	(0.21)	14.16
2016**	15.00	(0.03)	(1.49)	(1.52)	(0.01)	—	(0.01)	13.47
INVESTOR CLASS SHARES^
2021@	$17.68	$0.11	$2.61	$2.72	$—	$—	$—	$20.40
2020*	15.34	0.11	2.28	2.39	(0.05)	—	(0.05)	17.68
2020	14.54	0.29	0.99	1.28	(0.48)	—	(0.48)	15.34
2019	18.53	0.25	(3.83)	(3.58)	(0.18)	(0.23)	(0.41)	14.54
2018	14.16	0.12	4.53	4.65	(0.28)	—	(0.28)	18.53
2017	13.46	0.15	0.72	0.87	(0.17)	—	(0.17)	14.16
2016**	15.00	(0.05)	(1.49)	(1.54)	—	—	—	13.46

*

For the period February 1, 2020 to December 31, 2020. Effective July 31, 2020, Hancock Funds changed their fiscal year end to December 31 (See Note 1 in the Notes to Financial Statements). Ratios for the period have been annualized.

**	Commenced operations May 29, 2015. Ratios for the period have been annualized.
@	All ratios for the six month period ended June 30, 2021 have been annualized.
^	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
†	Per share data calculated using average shares method.
††

Total return excludes applicable sales charges. Sales charges were eliminated effective May 31, 2016. Total return and portfolio turnover rates are for the period indicated and have not been annualized.

Amounts designated as “—” represents less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

June 30, 2021 (Unaudited)

Total Return††	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate††

15.47%	$31,928	1.23%	1.33%	2.36%	32%
15.92	22,481	1.25	1.47	1.20	58
9.11	13,560	1.36	1.47	2.10	73
(18.93)	14,699	1.55	1.57	1.81	86
33.27	17,866	1.55	1.71	0.85	64
6.77	8,259	1.55	1.87	1.19	88
(10.12)	7,102	1.55	2.27	(0.30)	29

15.38%	$101	1.47%	1.54%	1.18%	32%
15.60	194	1.50	1.76	0.80	58
8.71	41	1.63	1.73	1.97	73
(19.10)	394	1.80	1.81	1.55	86
32.87	529	1.80	1.96	0.73	64
6.50	423	1.80	2.10	1.09	88
(10.27)	582	1.80	2.55	(0.55)	29

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended June 30, 2021 (Unaudited), the period ended December 31, 2020 and the year or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Year
Louisiana Tax-Free Income Fund
INSTITUTIONAL CLASS SHARES
2021**	$17.50	$0.20	$(0.01)	$0.19	$(0.20)	$—	$(0.20)	$17.49
2020*	17.42	0.37	0.08	0.45	(0.37)	—	(0.37)	17.50
2020	16.70	0.38	0.78	1.16	(0.44)	—	(0.44)	17.42
2019	16.77	0.45	(0.07)	0.38	(0.45)	—	(0.45)	16.70
2018	16.79	0.47	—	0.47	(0.49)	—	(0.49)	16.77
2017	17.29	0.49	(0.49)	—	(0.50)	—	(0.50)	16.79
2016	17.37	0.51	(0.08)	0.43	(0.51)	—	(0.51)	17.29
INVESTOR CLASS SHARES^#
2021**	$17.50	$0.19	$(0.01)	$0.18	$(0.19)	$—	$(0.19)	$17.49
2020*	17.42	0.35	0.07	0.42	(0.34)	—	(0.34)	17.50
2020	16.70	0.35	0.78	1.13	(0.41)	—	(0.41)	17.42
2019	16.77	0.41	(0.07)	0.34	(0.41)	—	(0.41)	16.70
2018	16.78	0.42	0.01	0.43	(0.44)	—	(0.44)	16.77
2017	17.28	0.44	(0.49)	(0.05)	(0.45)	—	(0.45)	16.78
2016	17.37	0.47	(0.09)	0.38	(0.47)	—	(0.47)	17.28

^	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
#	On April 18, 2019, the Trust’s Board of Trustees approved the merger of Class C Shares into Investor Class Shares effective May 24, 2019.
*	For the period February 1, 2020 to December 31, 2020. Effective July 31, 2020, Hancock Funds changed their fiscal year end to December 31 (See Note 1 in the Notes to Financial Statements).
**	All ratios for the six month period ended June 30, 2021 have been annualized.
†	Per share data calculated using average shares method.
††

Total return excludes applicable sales charges. Sales charges were eliminated effective May 31, 2016. Total return and portfolio turnover rates are for the period indicated and have not been annualized.

Amounts designated as “—” represents less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

June 30, 2021 (Unaudited)

Total Return††	Net Assets End of Year (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recaptured)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate††

1.10%	$4,470	0.75%	1.62%	2.32%	9%
2.60	4,759	0.75	1.59	2.32	8
7.00	4,972	0.75	1.51	2.21	10
2.31	3,969	0.75	1.62	2.70	24
2.80	3,781	0.75	1.53	2.74	27
(0.06)	3,939	0.75	1.38	2.84	5
2.56	4,902	0.75	1.32	2.99	16

1.03%	$1,498	0.90%	1.77%	2.17%	9%
2.46	1,578	0.90	1.74	2.17	8
6.84	1,579	0.90	1.67	2.06	10
2.10	2,348	0.96	1.82	2.49	24
2.60	2,879	1.00	1.78	2.49	27
(0.31)	3,290	1.00	1.63	2.58	5
2.25	4,740	1.00	1.57	2.74	16

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended June 30, 2021 (Unaudited), the period ended December 31, 2020 and the year or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Microcap Fund
INSTITUTIONAL CLASS SHARES
2021@	$14.50	$(0.05)	$4.20	$4.15	$—	$—	$—	$18.65
2020*	15.62	0.03	(1.15)	(1.12)	—	—	—	14.50
2020	15.94	0.08	(0.31)	(0.23)	(0.09)	—	(0.09)	15.62
2019	19.28	(0.10)	(2.76)	(2.86)	(0.01)	(0.47)	(0.48)	15.94
2018	17.26	(0.01)	2.39	2.38	—	(0.36)	(0.36)	19.28
2017	13.72	0.04	3.54	3.58	(0.04)	—	(0.04)	17.26
2016**	15.00	(0.04)	(1.24)	(1.28)	—	—	—	13.72
INVESTOR CLASS SHARES^#
2021@	$14.38	$(0.08)	$4.17	$4.09	$—	$—	$—	$18.47
2020*	15.52	0.01	(1.15)	(1.14)	—	—	—	14.38
2020	15.84	(0.01)	(0.26)	(0.27)	(0.05)	—	(0.05)	15.52
2019	19.19	(0.15)	(2.73)	(2.88)	—	(0.47)	(0.47)	15.84
2018	17.23	(0.05)	2.37	2.32	—	(0.36)	(0.36)	19.19
2017	13.70	—	3.53	3.53	—	—	—	17.23
2016**	15.00	(0.06)	(1.24)	(1.30)	—	—	—	13.70

*

For the period February 1, 2020 to December 31, 2020. Effective July 31, 2020, Hancock Funds changed their fiscal year end to December 31 (See Note 1 in the Notes to Financial Statements). Ratios for the period have been annualized.

**	Commenced operations May 29, 2015. Ratios for the period have been annualized.
^	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
#	On April 18, 2019, the Trust’s Board of Trustees approved the merger of Class C Shares into Investor Class Shares effective May 24, 2019.
@	All ratios for the six month period ended June 30, 2021 have been annualized.
†	Per share data calculated using average shares method.
††

Total return excludes applicable sales charges. Sales charges were eliminated effective May 31, 2016. Total return and portfolio turnover rates are for the period indicated and have not been annualized.

(1)	Ratio includes previously waived advisory fee recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts designated as “—” represents less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

June 30, 2021 (Unaudited)

Total Return††	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recaptured)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate††

28.62%	$13,943	1.30%		1.41%	(0.62)%	30%
(7.17)	11,436	1.30		1.54	0.25	137
(1.44)	12,710	1.37		1.39	0.47	112
(14.55)	13,158	1.50	(1)	1.47	(0.55)	143
13.77	14,167	1.50		1.59	(0.05)	116
26.11	7,476	1.50		1.85	0.28	153
(8.53)	4,491	1.50		2.48	(0.39)	153

28.44%	$196	1.55%		1.65%	(0.91)%	30%
(7.35)	303	1.55		1.79	0.05	137
(1.71)	424	1.61		1.64	(0.06)	112
(14.73)	574	1.75	(1)	1.72	(0.80)	143
13.44	729	1.75		1.84	(0.26)	116
25.77	780	1.75		2.11	(0.02)	153
(8.67)	969	1.75		2.70	(0.62)	153

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended June 30, 2021 (Unaudited), the period ended December 31, 2020 and the year or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income†		Net Realized and Unrealized Gains (Losses) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Year
Mississippi Tax-Free Income Fund
INSTITUTIONAL CLASS SHARES
2021**	$17.10	$0.18		$(0.09)	$0.09	$(0.18)	$—	$(0.18)	$17.01
2020*	16.96	0.33		0.14	0.47	(0.33)	—	(0.33)	17.10
2020	16.08	0.39		0.88	1.27	(0.39)	—	(0.39)	16.96
2019	16.18	0.42		(0.10)	0.32	(0.42)	—	(0.42)	16.08
2018	16.21	0.46		(0.03)	0.43	(0.46)	—	(0.46)	16.18
2017	16.86	0.46		(0.63)	(0.17)	(0.48)	—	(0.48)	16.21
2016	17.01	0.49		(0.15)	0.34	(0.49)	—	(0.49)	16.86
INVESTOR CLASS SHARES^#
2021**	$17.12	$0.17		$(0.09)	$0.08	$(0.17)	$—	$(0.17)	17.03
2020*	16.98	0.32		0.14	0.46	(0.32)	—	(0.32)	17.12
2020	16.10	0.37		0.88	1.25	(0.37)	—	(0.37)	16.98
2019	16.18	0.39	(1)	(0.08)	0.31	(0.39)	—	(0.39)	16.10
2018	16.21	0.42		(0.03)	0.39	(0.42)	—	(0.42)	16.18
2017	16.87	0.42		(0.65)	(0.23)	(0.43)	—	(0.43)	16.21
2016	17.01	0.45		(0.14)	0.31	(0.45)	—	(0.45)	16.87

^	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
#	On April 18, 2019, the Trust’s Board of Trustees approved the merger of Class C Shares into Investor Class Shares effective May 24, 2019.
*	For the period February 1, 2020 to December 31, 2020. Effective July 31, 2020, Hancock Funds changed their fiscal year end to December 31 (See Note 1 in the Notes to Financial Statements).
**	All ratios for the six month period ended June 30, 2021 have been annualized.
†	Per share data calculated using average shares method.
††

Total return excludes applicable sales charges. Sales charges were eliminated effective May 31, 2016. Total return and portfolio turnover rates are for the period indicated and have not been annualized.

(1)	For the year ended January 31, 2019, the amount includes a reimbursement for payments of prior years’ shareholder servicing fees as follows:

	Net Investment Income Per Share	Net Investment Income Ratio	Total Return
Investor Class Shares	$0.00	0.02%	0.02%

Amounts designated as “—” represents less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

June 30, 2021 (Unaudited)

Total Return††	Net Assets End of Year (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Reimbursements)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate††

0.53%	$9,691	0.75%	1.28%	2.11%	—%
2.82	10,364	0.75	1.30	2.16	—
7.98	10,297	0.75	1.20	2.35	6
2.03	8,856	0.75	1.20	2.61	40
2.68	8,829	0.75	1.17	2.82	17
(1.09)	7,877	0.75	1.11	2.73	1
2.11	7,931	0.75	1.10	2.97	6

0.47%	$1,972	0.85%	1.38%	2.01%	—%
2.72	2,051	0.85	1.41	2.06	—
7.85	2,025	0.85	1.31	2.25	6
1.96 (1)	3,765	0.94	1.38	2.42 (1)	40
2.42	5,744	1.00	1.42	2.57	17
(1.40)	6,563	1.00	1.36	2.48	1
1.91	8,409	1.00	1.35	2.72	6

Financial Highlights (concluded)

For a Share Outstanding Throughout the Year or Period

For the six month period ended June 30, 2021 (Unaudited), the period ended December 31, 2020 and the year or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Year
Quantitative Long/Short Fund
INSTITUTIONAL CLASS SHARES
2021**	$17.84	$(0.04)	$1.22	$1.18	$—	$—	$—	$19.02
2020*	18.36	(0.04)	(0.40)	(0.44)	(0.08)	—	(0.08)	17.84
2020	17.48	0.11	0.91	1.02	(0.14)	—	(0.14)	18.36
2019	19.97	0.12	(1.24)	(1.12)	(0.10)	(1.27)	(1.37)	17.48
2018	18.23	0.03	1.97	2.00	—	(0.26)	(0.26)	19.97
2017	17.15	0.03	1.05	1.08	—	—	—	18.23
2016	17.87	(0.09)	(0.18)	(0.27)	—	(0.45)	(0.45)	17.15
INVESTOR CLASS SHARES^#
2021**	$17.47	$(0.06)	$1.19	$1.13	$—	$—	$—	$18.60
2020*	17.94	(0.07)	(0.40)	(0.47)	—	—	—	17.47
2020	17.06	(0.05)	1.02	0.97	(0.09)	—	(0.09)	17.94
2019	19.54	0.10 (3)	(1.24)	(1.14)	(0.07)	(1.27)	(1.34)	17.06
2018	17.82	0.03 (3)	1.95	1.98	—	(0.26)	(0.26)	19.54
2017	16.81	(0.01)	1.02	1.01	—	—	—	17.82
2016	17.57	(0.13)	(0.18)	(0.31)	—	(0.45)	(0.45)	16.81

(1)

Expense ratio includes the advisory fee at the annual rate of 1.20% of the Fund’s average daily net assets and a performance fee adjustment, if applicable, that increases/decreases the total fee +0.40%/-0.40%. The effective advisory fee rate for the years ended January 31, 2017 and 2016 was 0.92% and 1.15%, respectively. Expense limitations are applied before giving effect to performance incentive adjustments. Effective June 1, 2017, the performance fee adjustment was discontinued. The effective advisory fee rate from February 1, 2017 through June 1, 2017 was 0.77%.

(2)

Expense ratio includes interest and dividend expense related to short sales. Excluding such interest and dividend expense, the ratio of expenses to average net assets for the years or periods presented would be:

	Institutional Class Shares	Investor Class Shares
2021	1.15%	1.40%
2020*	1.19%	1.43%
2020	1.08%	1.34%
2019	1.07%	1.22%
2018	1.04%	1.24%
2017	1.13%	1.40%
2016	1.35%	1.63%
(3)	For the years ended January 31, the amounts include a reimbursement for payments of prior years’ shareholder servicing fees as follows:

	Net Investment Income Per Share	Net Investment Income Ratio	Total Return
Investor Class Shares
2019	$0.00	0.02%	0.02%
2018	$0.05	0.18%	0.26%
^	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
#	On April 18, 2019, the Trust’s Board of Trustees approved the merger of Class C Shares into Investor Class Shares effective May 24, 2019.
*	For the period February 1, 2020 to December 31, 2020. Effective July 31, 2020, Hancock Funds changed their fiscal year end to December 31 (See Note 1 in the Notes to Financial Statements).
**	All ratios for the six month period ended June 30, 2021 have been annualized.
†	Per share data calculated using average shares method.
††

Total return excludes applicable sales charge. Sales charges were eliminated effective May 31, 2016. Total return and portfolio turnover rates are for the period indicated and have not been annualized.

Amounts designated as “—” represent less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

June 30, 2021 (Unaudited)

Total Return††		Net Assets End of Year (000)	Ratio of Expenses to Average Net Assets(1)(2)	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recaptured)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate††

6.61%		$76,323	1.47%	1.47%	(0.49)%	45%
(2.37)		79,415	1.37	1.37	(0.29)	74
5.83		120,650	1.25	1.25	0.63	83
(5.21)		114,494	1.20	1.20	0.64	84
11.04		141,821	1.14	1.14	0.18	104
6.30		100,557	1.26	1.26	0.18	126
(1.59)		78,415	1.64	1.64	(0.47)	159

6.47%		$2,305	1.72%	1.72%	(0.72)%	45%
(2.62)		2,765	1.61	1.61	(0.47)	74
5.69		12,667	1.50	1.50	(0.28)	83
(5.42	)(3)	14,875	1.35	1.35	0.51 (3)	84
11.18	(3)	19,994	1.34	1.34	0.15 (3)	104
6.01		59,079	1.53	1.53	(0.06)	126
(1.85)		75,436	1.92	1.92	(0.74)	159

Notes to Financial Statements

1.	Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with 20 funds. The financial statements included herein relate to the Trust’s Hancock Horizon Family of Funds. The Hancock Horizon Family of Funds includes the Hancock Horizon Burkenroad Small Cap Fund (the “Burkenroad Small Cap Fund”), the Hancock Horizon Diversified Income Fund (the “Diversified Income Fund”), the Hancock Horizon Diversified International Fund (the “Diversified International Fund”), the Hancock Horizon Dynamic Asset Allocation Fund (the “Dynamic Asset Allocation Fund”), the Hancock Horizon International Small Cap Fund (the “International Small Cap Fund”), the Hancock Horizon Louisiana Tax-Free Income Fund (the “Louisiana Tax-Free Income Fund”), the Hancock Horizon Microcap Fund (the “Microcap Fund”), the Hancock Horizon Mississippi Tax-Free Income Fund (the “Mississippi Tax-Free Income Fund”), and the Hancock Horizon Quantitative Long/Short Fund (the “Quantitative Long/Short Fund”) (each a “Fund” and collectively the “Funds”). Each Fund, except for the Louisiana Tax-Free Income Fund and the Mississippi Tax-Free Income Fund, is diversified. The Louisiana Tax-Free Income Fund and the Mississippi Tax-Free Income Fund are non-diversified. The financial statements of the remaining funds in the Trust are presented separately. The assets of each Fund of the Trust are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

Effective May 31, 2016, Class A Shares were redesignated as Investor Class Shares. The share class name had no impact on the Funds’ operations or investment policy.

Effective May 24, 2019, Class C Shares merged into Investor Class Shares. The merger had no impact on the Fund’s operations or investment policy.

Effective July 31, 2020, the Funds changed its fiscal year end to December 31. The previous fiscal year end was January 31.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies in accordance with Accounting Standards Codification (“ASC”) Topic 946 — Investment Companies.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security

June 30, 2021 (Unaudited)

purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: a security’s trading has been halted or suspended; a security has been de-listed from a national exchange; a security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or a security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Fair valued securities, if applicable, are identified in the Schedules of Investments.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Horizon Advisers (the “Adviser”) or a sub-adviser of the Funds becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Funds’ Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding a relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Diversified International Fund and International Small Cap Fund use MarkIt Fair Value. (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that

Notes to Financial Statements (continued)

the threshold established by the Committee is exceeded on a specific day, the Fund values the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Administrator and may request that a meeting of the Committee be held.

If a local market in which the Diversified International Fund or International Small Cap Fund owns securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above. As of June 30, 2021, the Diversified International Fund and International Small Cap Fund valued certain securities in accordance with the procedures described above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes – It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six month period ended June 30, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six month period ended June 30, 2021, the Funds did not incur any interest or penalties.

Security Transactions and Related Income – Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on

June 30, 2021 (Unaudited)

specific identification. Dividend income and expense is recognized on the ex-dividend date and interest income and expense is recognized on an accrual basis. Purchase discounts and premiums on debt securities are accreted and amortized to maturity and are included in interest income. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

The Diversified International Fund and the International Small Cap Fund may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

Investments in REITs – Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Foreign Currency Translation – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the closing rate on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Short Sales – The Quantitative Long/Short Fund engages in short sales (selling securities it does not own) as a part of its normal investment activities. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. Short positions may be used either to hedge long positions or may be used speculatively to seek positive returns in instances where the Adviser believes a security’s price will decline. The Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying stock decreases or increases, respectively, between the time it is sold and when the Fund replaces the borrowed security. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income or prime broker interest expense. In addition, the Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividends expense on securities sold short.

Short sales are collateralized by cash deposits with the counterparty broker, Goldman, Sachs & Co., and pledged securities held at the custodian, U.S. Bank, N.A. The collateral required is determined daily by reference to the market value of the short positions. Please refer to the Quantitative Long/Short Fund’s Statement of Asset and Liabilities regarding deposits held/due to prime broker.

Notes to Financial Statements (continued)

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis. The Fund is charged interest expense at the Fed Open Rate plus 150 basis points on the amount of any shortfall in the required cash margin.

The Fund had prime brokerage borrowings throughout the six month period ended June 30, 2021 as follows:

Maximum Amount Borrowed	Average Outstanding Balance	Effective Interest Rate Paid	Interest Paid
$1,801,137	$1,080,252	0.01%	$4,646

Expenses – Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes of Shares – Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions – Dividends from net investment income, if any, are declared and paid monthly for the Diversified Income Fund, the Louisiana Tax-Free Income Fund and the Mississippi Tax-Free Income Fund, and declared and paid annually for the Burkenroad Small Cap Fund, the Diversified International Fund, the Dynamic Asset Allocation Fund, the International Small Cap Fund, the Microcap Fund, and the Quantitative Long/Short Fund. Net realized gains on sales of securities, if any, are distributed to shareholders at least annually.

3.	Agreements and other Transactions with Affiliates:

Advisory Agreement

Horizon Advisers (the “Adviser”) is an unincorporated division of Hancock Whitney Bank and serves as the investment adviser to the Funds. Hancock Whitney Bank, which uses the trade name Hancock Bank, is part of Hancock Whitney Corporation’s family of companies. Hancock Whitney Corporation and its family of companies, including Hancock Whitney Bank, are collectively known as “Hancock”. For its services, the Adviser is entitled to a fee that is calculated daily and paid monthly at an annual rate based on the average daily net assets of each Fund as follows:

Assets	Burkenroad Small Cap Fund(1)	Diversified Income Fund	Diversified International Fund(1)	Dynamic Asset Allocation Fund	International Small Cap Fund(1)
$0-$100 million	n/a	n/a	0.86%	n/a	n/a
Over $100 million	n/a	n/a	0.76%	n/a	n/a
$0-$500 million	0.80%	0.70%	n/a	0.70%	0.80%
$501 million - $1 billion	0.75%	0.65%	n/a	0.65%	0.75%
over $1 billion	0.70%	0.60%	n/a	0.60%	0.70%

Assets	Louisiana Tax-Free Income Fund	Microcap Fund(1)	Mississippi Tax-Free Income Fund	Quantitative Long/Short Fund(2)
$0-$500 million	0.60%	0.80%	0.60%	0.80%
$501 million - $1 billion	0.55%	0.75%	0.55%	0.75%
over $1 billion	0.50%	0.70%	0.50%	0.70%

“n/a” designates asset tier not applicable.

(1)

Prior to May 31, 2019, the advisory fee was 0.95% on the first $500 million in assets, 0.90% for assets between $500 million and $1 billion, and 0.85% on assets over $1 billion for the Burkenroad Small Cap Fund; 1.00% on the first $100 million in assets and 0.90% on assets over $100 million for the Diversified International Fund; 1.10% on the first $500 million in assets, 1.05% for assets between $500 million and $1 billion, and 1.00% on assets over $1 billion for the International Small Cap Fund; and 1.00% on the first $500 million in assets, 0.95% for assets between $500 million and $1 billion, and 0.90% on assets over $1 billion for the Microcap Fund.

(2)

Prior to June 1, 2017, the advisory fee paid to the Adviser for providing services to the Quantitative Long/Short Fund consisted of a basic annual fee rate (the “Basic Fee”) of 1.20% of the Fund’s average daily net assets for the first $500 million in assets, 1.15% of the Fund’s average daily net assets for the next $500 million in assets, and 1.10% of the Fund’s average daily net assets for assets over $1 billion, and a potential performance adjustment (“Performance Adjustment”) of 0.40% of the Fund’s average daily net assets during the 12-month period ending on each monthly Performance Adjustment calculation date (a “Performance Period”). The Performance Adjustment was subtracted from the Basic Fee if the Fund’s Institutional Class Shares underperformed the S&P Composite 1500 Index by 200 basis points or more during a Performance Period, and was added to the Basic Fee if the Fund’s Institutional Class Shares outperformed the S&P Composite 1500 Index by 200 basis points or more during a Performance Period. Prior to May 31, 2016, the Basic Fee was 1.20% of the Fund’s average daily net assets.

The Adviser has agreed to waive all or a portion of its fee so that the total annual expenses (excluding interest, dividend expenses, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) of each Fund will not exceed the following as a percentage of average net assets:

	Burkenroad Small Cap Fund*(1)	Diversified Income Fund*	Diversified International Fund*(2)	Dynamic Asset Allocation Fund*	International Small Cap Fund*(3)
Institutional Class Shares	1.00%	0.90%	1.36%	1.40%	1.25%
Investor Class Shares	1.25%	1.15%	1.61%	1.65%	1.50%
Class D Shares	1.50%	n/a	n/a	n/a	n/a

June 30, 2021 (Unaudited)

	Louisiana Tax-Free Income Fund*	Microcap Fund*(4)	Mississippi Tax-Free Income Fund*	Quantitative Long/Short Fund*
Institutional Class Shares	0.75%	1.30%	0.75%	1.70	%(1)
Investor Class Shares	1.00%	1.55%	1.00%	1.95	%(1)

“n/a” designates that the Fund does not offer this class.

*	The Adviser has contractually agreed to waive fees and reimburse expenses through May 31, 2021.
(1)	Prior Contractual Expense Limit for the Burkenroad Small Cap Fund was 1.15% for Institutional Class Shares, 1.40% for Investor Class Shares and 1.65% for Class D Shares.
(2)	Prior to May 31, 2019, the Contractual Expense Limit for the Diversified International Fund was 1.50% for Institutional Class Shares and 1.75% for Investor Class Shares.
(3)	Prior to May 31, 2019, the Contractual Expense Limit for the International Small Cap Fund was 1.55% for Institutional Class Shares and 1.80% for Investor Class Shares.
(4)	Prior to May 31, 2019, the Contractual Expense Limit for the Microcap Fund was 1.50% for Institutional Class Shares and 1.75% for Investor Class Shares.

The Adviser may seek reimbursement for Advisory Fees waived or limited and other expenses paid by the Adviser during the preceding three-year period, pursuant to the Expense Limitation Agreement. Reimbursement by a Fund of the Advisory Fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement may be made when a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of each Fund to exceed the total operating expense limitation.

As of June 30, 2021, fees previously waived and reimbursed by the Adviser which may be subject to possible future reimbursement are as follows:

Fiscal Year	Subject to Repayment until December 31:	Burkenroad Small Cap Fund	Diversified Income Fund	International Small Cap Fund
2019	2022	$123,630	$96,588	$7,508
2020	2023	303,413	97,820	20,512
2021	2024	230,953	117,877	36,111

	Total	$657,996	$312,285	$64,131

Fiscal Year	Subject to Repayment until December 31:	Louisiana Tax-Free Income Fund	Microcap Fund	Mississippi Tax-Free Income Fund
2019	2022	$57,319	$—	$63,870
2020	2023	45,986	7,270	54,748
2021	2024	55,534	22,694	66,825

	Total	$158,839	$29,964	$185,443

The Adviser oversees EARNEST Partners, LLC (“EARNEST” or the “Sub-Adviser”), the sub-adviser to the Diversified International Fund, and GlobeFlex Capital, L.P.

(“GlobeFlex” or the “Sub-Adviser” and, together with EARNEST, the “Sub-Advisers”), the sub-adviser to the International Small Cap Fund, to ensure compliance with the investment policies and guidelines of each Fund, and monitors each Sub-Adviser’s adherence to its investment style. The Adviser pays EARNEST out of the advisory fee it receives from the Diversified International Fund and pays GlobeFlex out of the advisory fee it receives from the International Small Cap Fund. The Board supervises the Adviser and the Sub-Advisers and establishes policies that the Adviser and Sub-Advisers must follow in their management activities.

Administration Agreement

SEI Investments Global Funds Services (the “Administrator”) is the Administrator of the Trust. SEI Investments Management Corporation (“SEI Investments”), a wholly owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Administrator.

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six month period ended June 30, 2021, the Funds were charged as follows for these services:

Fund Name	Administration Fee Charged
Burkenroad Small Cap Fund	$63,413
Diversified Income Fund	15,791
Diversified International Fund	108,903
Dynamic Asset Allocation Fund	8,925
International Small Cap Fund	13,468
Louisiana Tax-Free Income Fund	2,838
Microcap Fund	6,291
Mississippi Tax-Free Income Fund	5,452
Quantitative Long/Short Fund	37,250

Transfer Agent and Custodian Agreement

Hancock serves as the transfer agent and dividend disbursing agent for the Funds. For providing these services, Hancock is paid an annual fee of $12,000 for each class of each Fund and 0.0175% of the average daily net assets of the Funds.

Notes to Financial Statements (continued)

Hancock Whitney Bank serves as custodian to the Funds (except for the Quantitative Long/Short Fund), and for such services is paid an annual fee from the Funds’ assets of 0.03% of each daily net assets, subject to a minimum of $250 per month per Fund.

U.S. Bank serves as custodian to the Quantitative Long/Short Fund and for such services is paid an annual fee based on the Fund’s average daily net assets. BNY Mellon serves as sub-custodian to the Diversified International Fund and Hancock Horizon International Small Cap Fund, and for such services is paid an annual fee based on each Fund’s average daily net assets.

Distribution Agreement

The Trust and SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company, have entered into a distribution agreement. As provided in the distribution agreement and the distribution plan, the Trust will be charged a fee based upon the average daily net assets of the Funds.

The following table summarizes the distribution fees charged:

	Burkenroad Small Cap Fund	Diversified Income Fund	Diversified International Fund	Dynamic Asset Allocation Fund	International Small Cap Fund
Institutional Class Shares	—	—	—	—	—
Investor Class Shares	—	—	—	—	—
Class D Shares	0.25%	n/a	n/a	n/a	n/a

	Louisiana Tax-Free Income Fund	Microcap Fund	Mississippi Tax-Free Income Fund	Quantitative Long/Short Fund
Institutional Class Shares	—	—	—	—
Investor Class Shares	—	—	—	—

“—” designates that no fees are charged to this class.

“n/a” designates that the Fund does not offer this class.

To the extent that the applicable shares are held through Hancock or any of its affiliates providing custodian, brokerage or investment-related services, including Hancock Whitney Investment Securities, Inc., those Hancock Whitney Bank entities may receive the distribution and servicing fees, payable from the Funds’ assets, applicable to that class of shares. During the six month period ended June 30, 2021, Hancock

Whitney Investment Securities, Inc. did not receive distribution fees during the period.

The Trust has adopted a shareholder servicing plan pursuant to which a shareholder servicing fee will be charged based upon the average daily net assets of the Funds.

The following table summarizes the shareholder servicing fees charged:

	Burkenroad Small Cap Fund	Diversified Income Fund	Diversified International Fund	Dynamic Asset Allocation Fund	International Small Cap Fund
Institutional Class Shares	—	—	—	—	—
Investor Class Shares	0.25%	0.25%	0.25%	0.25%	0.25%
Class D Shares	0.25%	n/a	n/a	n/a	n/a

	Louisiana Tax-Free Income Fund	Microcap Fund	Mississippi Tax-Free Income Fund	Quantitative Long/Short Fund
Institutional Class Shares	—	—	—	—
Investor Class Shares	0.25%	0.25%	0.25%	0.25%

“—” designates that no fees are charged to this class.

“n/a” designates that the Fund does not offer this class.

To the extent that the applicable shares are held through Hancock or any of its affiliates providing custodial, brokerage or investment-related services, including Hancock Whitney Investment Services, Inc., those entities may receive shareholder servicing fees, payable from the Funds’ assets, applicable to that class of shares. During the six month period ended June 30, 2021, Hancock Whitney Investment Securities, Inc. received shareholder servicing fees in the amount of $3,124 for the Burkenroad Small Cap Fund.

Other

Certain officers and a trustee of the Trust are also officers of the Administrator and/or the Distributor. Such officers and trustee are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

June 30, 2021 (Unaudited)

4.	Share Transactions:

Shares issued, reinvested and redeemed for the Funds were as follows (000):

For the six month period ended June 30, 2021, period ended December 31, 2020 and the year ended January 31.

	Burkenroad Small Cap Fund			Diversified Income Fund
	01/01/21 to 06/30/2021	02/01/20 to 12/31/20(1)	02/01/2019 to 01/31/2020	01/01/21 to 06/30/2021	02/01/20 to 12/31/20(1)	02/01/2019 to 01/31/2020
Institutional Class Shares:
Shares issued	80	328	796	287	409	543
Shares reinvested	—	129	793	38	120	106
Shares redeemed	(324)	(1,641)	(2,130)	(308)	(971)	(983)

Total Institutional Class Shares Transactions	(244)	(1,184)	(541)	17	(442)	(334)

Investor Class Shares:
Shares issued	63	103	295	2	4	28
Shares reinvested	—	115	759	2	6	6
Shares redeemed	(295)	(1,303)	(2,531)	(15)	(22)	(131)

Total Investor Class Shares Transactions	(232)	(1,085)	(1,477)	(11)	(12)	(97)

Class C Shares(2):
Shares issued	n/a	n/a	n/a	n/a	n/a	—
Shares reinvested	n/a	n/a	n/a	n/a	n/a	—
Shares redeemed	n/a	n/a	n/a	n/a	n/a	(20)

Total Class C Shares Transactions	n/a	n/a	n/a	n/a	n/a	(20)

Class D Shares:
Shares issued	1	8	20	n/a	n/a	n/a
Shares reinvested	—	26	136	n/a	n/a	n/a
Shares redeemed	(23)	(167)	(175)	n/a	n/a	n/a

Total Class D Shares Transactions	(22)	(133)	(19)	n/a	n/a	n/a

Net Change in Capital Shares	(498)	(2,402)	(2,037)	6	(454)	(451)

“n/a” designates that the Fund does not offer this class.

(1)	For the period February 1, 2020 to December 31, 2020. Effective July 31, 2020, Hancock Funds changed their fiscal year end to December 31.
(2)	On April 18, 2019, the Trust’s Board of Trustees approved the merger of Class C Shares into Investor Class Shares effective May 24, 2019.
Amounts	designated as “—” are 0 shares or have been rounded to 0 shares.

Notes to Financial Statements (continued)

	Diversified International Fund			Dynamic Asset Allocation Fund
	01/01/21 to 06/30/2021	02/01/20 to 12/31/20(1)	02/01/2019 to 01/31/2020	01/01/21 to 06/30/2021	02/01/20 to 12/31/20(1)	02/01/2019 to 01/31/2020
Institutional Class Shares:
Shares issued	5,356	935	1,070	166	268	400
Shares reinvested	—	318	140	—	3	16
Shares redeemed	(11,157)	(2,065)	(1,555)	(104)	(221)	(121)

Total Institutional Class Shares Transactions	(5,801)	(812)	(345)	62	50	295

Investor Class Shares:
Shares issued	292	19	36	3	1	21
Shares reinvested	—	6	4	—	—	1
Shares redeemed	(633)	(67)	(79)	(1)	(5)	(46)

Total Investor Class Shares Transactions	(341)	(42)	(39)	2	(4)	(24)

Class C Shares(2):
Shares issued	n/a	n/a	—	n/a	n/a	—
Shares reinvested	n/a	n/a	—	n/a	n/a	—
Shares redeemed	n/a	n/a	(4)	n/a	n/a	(22)

Total Class C Shares Transactions	n/a	n/a	(4)	n/a	n/a	(22)

Class D Shares:
Shares issued	n/a	n/a	n/a	n/a	n/a	n/a
Shares reinvested	n/a	n/a	n/a	n/a	n/a	n/a
Shares redeemed	n/a	n/a	n/a	n/a	n/a	n/a

Total Class D Shares Transactions	n/a	n/a	n/a	n/a	n/a	n/a

Net Change in Capital Shares	(6,142)	(854)	(388)	64	46	249

“n/a” designates that the Fund does not offer this class.

(1)	For the period February 1, 2020 to December 31, 2020. Effective July 31, 2020, Hancock Funds changed their fiscal year end to December 31.
(2)	On April 18, 2019, the Trust’s Board of Trustees approved the merger of Class C Shares into Investor Class Shares effective May 24, 2019.
Amounts	designated as “—” are 0 shares or have been rounded to 0 shares.

June 30, 2021 (Unaudited)

	International Small Cap Fund			Louisiana Tax-Free Income Fund
	01/01/21 to 06/30/2021	02/01/20 to 12/31/20(1)	02/01/2019 to 01/31/2020	01/01/21 to 06/30/2021	02/01/20 to 12/31/20(1)	02/01/2019 to 01/31/2020
Institutional Class Shares:
Shares issued	436	552	314	11	20	73
Shares reinvested	—	9	29	3	6	5
Shares redeemed	(143)	(171)	(471)	(31)	(39)	(31)

Total Institutional Class Shares Transactions	293	390	(128)	(17)	(13)	47

Investor Class Shares
Shares issued	44	9	2	—	3	9
Shares reinvested	—	—	—	1	1	3
Shares redeemed	(50)	(1)	(26)	(5)	(4)	(62)

Total Investor Class Shares Transactions	(6)	8	(24)	(4)	—	(50)

Class C Shares(2):
Shares issued	n/a	n/a	—	n/a	n/a	—
Shares reinvested	n/a	n/a	—	n/a	n/a	—
Shares redeemed	n/a	n/a	—	n/a	n/a	(1)

Total Class C Shares Transactions	n/a	n/a	—	n/a	n/a	(1)

Net Change in Capital Shares	287	398	(152)	(21)	(13)	(4)

(1)	For the period February 1, 2020 to December 31, 2020. Effective July 31, 2020, Hancock Funds changed their fiscal year end to December 31.
(2)	On April 18, 2019, the Trust’s Board of Trustees approved the merger of Class C Shares into Investor Class Shares effective May 24, 2019.

Amounts designated as “—” are 0 shares or have been rounded to 0 shares.

	Microcap Fund			Mississippi Tax-Free Income Fund
	01/01/21 to 06/30/2021	02/01/20 to 12/31/20(1)	02/01/2019 to 01/31/2020	01/01/21 to 06/30/2021	02/01/20 to 12/31/20(1)	02/01/2019 to 01/31/2020
Institutional Class Shares:
Shares issued	82	336	411	14	47	110
Shares reinvested	—	—	4	6	12	11
Shares redeemed	(124)	(361)	(426)	(57)	(59)	(65)

Total Institutional Class Shares Transactions	(42)	(25)	(11)	(37)	—	56

Investor Class Shares
Shares issued	5	9	21	6	7	13
Shares reinvested	—	—	—	1	1	4
Shares redeemed	(15)	(15)	(30)	(11)	(7)	(132)

Total Investor Class Shares Transactions	(10)	(6)	(9)	(4)	1	(115)

Class C Shares(2):
Shares issued	n/a	n/a	—	n/a	n/a	—
Shares reinvested	n/a	n/a	—	n/a	n/a	—
Shares redeemed	n/a	n/a	(3)	n/a	n/a	(2)

Total Class C Shares Transactions	n/a	n/a	(3)	n/a	n/a	(2)

Net Change in Capital Shares	(52)	(31)	(23)	(41)	1	(61)

(1)	For the period February 1, 2020 to December 31, 2020. Effective July 31, 2020, Hancock Funds changed their fiscal year end to December 31.
(2)	On April 18, 2019, the Trust’s Board of Trustees approved the merger of Class C Shares into Investor Class Shares effective May 24, 2019.

Amounts designated as “—” are 0 shares or have been rounded to 0 shares.

Notes to Financial Statements (continued)

	Quantitative Long/Short Fund
	01/01/21 to 06/30/21	02/01/20 to 12/31/20(1)	02/01/2019 to 01/31/2020
Institutional Class Shares:
Shares issued	295	409	1,676
Shares reinvested	—	21	42
Shares redeemed	(734)	(2,549)	(1,698)

Total Institutional Class Shares Transactions	(439)	(2,119)	20

Investor Class Shares:
Shares issued	1	22	240
Shares reinvested	—	—	4
Shares redeemed	(35)	(570)	(410)

Total Class A Shares Transactions	(34)	(548)	(166)

Class C Shares(2):
Shares issued	n/a	n/a	—
Shares reinvested	n/a	n/a	—
Shares redeemed	n/a	n/a	(153)

Total Class C Shares Transactions	n/a	n/a	(153)

Net Change in Capital Shares	(473)	(2,667)	(299)

(1)	For the period February 1, 2020 to December 31, 2020. Effective July 31, 2020, Hancock Funds changed their fiscal year end to December 31.
(2)	On April 18, 2019, the Trust’s Board of Trustees approved the merger of Class C Shares into Investor Class Shares effective May 24, 2019.

Amounts designated as “—” are 0 shares or have been rounded to 0 shares.

5.	Investment Transactions:

The cost of security purchases and the proceeds from the sales and maturities of securities, other than short-term investments, for the six month period ended June 30, 2021 were as follows:

	Burkenroad Small Cap Fund (000)	Diversified Income Fund (000)	Diversified International Fund (000)	Dynamic Asset Allocation Fund (000)	International Small Cap Fund (000)
Cost of Security Purchases
U.S. Government Securities	$—	$—	$—	$—	$—
Other	15,495	7,403	11,105	6,865	14,460

Proceeds from Sales and Maturities
U.S. Government Securities	$—	$—	$—	$—	$—
Other	35,849	9,028	21,735	5,618	8,727

	Louisiana Tax-Free Income Fund (000)	Microcap Fund (000)	Mississippi Tax-Free Income Fund (000)	Quantitative Long/Short Fund (000)
Cost of Security Purchases
U.S. Government Securities	$—	$—	$—	$—
Other	509	3,960	—	18,483

Proceeds from Sales and Maturities
U.S. Government Securities	$—	$—	$—	$—
Other	577	4,802	170	25,906

June 30, 2021 (Unaudited)

6.	Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or distributable earnings (accumulated losses), as appropriate, in the periods that the differences arise.

The tax character of dividends and distributions declared during period ended December 31, 2020 and the fiscal years ended January 31, 2020 and January 2019 were as follows (000):

	Ordinary Income	Long-Term Capital Gain	Tax Exempt	Return of Capital	Totals
Burkenroad Small Cap Fund
2020(1)	$1,069	$9,029	$—	$—	$10,098
2020	—	64,736	—	—	64,736
2019	4,743	98,048	—	—	102,791

Diversified Income Fund
2020(1)	1,501	—	—	64	1,565
2020	1,677	—	—	—	1,677
2019	1,244	—	—	407	1,651

Diversified International Fund
2020(1)	492	9,323	—	—	9,815
2020	4,041	1,246	—	—	5,287
2019	2,614	—	—	—	2,614

Dynamic Asset Allocation Fund
2020(1)	56	—	—	—	56
2020	263	—	—	—	263
2019	196	—	—	—	196

International Small Cap Fund
2020(1)	154	—	—	—	154
2020	472	—	—	—	472
2019	240	248	—	—	488

Louisiana Tax-Free Income Fund
2020(1)	—	—	131	—	131
2020	5	—	157	—	162
2019	4	—	165	—	169

Microcap Fund
2020(1)	—	—	—	—	—
2020	72	—	—	—	72
2019	10	417	—	—	427

Mississippi Tax-Free Income Fund
2020(1)	—	—	234	—	234
2020	4	—	284	—	288
2019	7	—	339	—	346

Notes to Financial Statements (continued)

	Ordinary Income	Long-Term Capital Gain	Tax Exempt	Return of Capital	Totals

Quantitative Long/Short Fund
2020(1)	$373	$—	$—	$—	$373
2020	982	—	—	—	982
2019	809	9,086	—	—	9,895

(1)	For the period February 1, 2020 to December 31, 2020. Effective July 31, 2020, Hancock Funds changed their fiscal year end to December 31 (See Note 1 in the Notes to Financial Statements).

Amounts designated as “—” are either $0 or have been rounded to $0.

Amounts are as of fiscal year end, tax character has been determined at the Funds’ tax year end April 30th and December 31st.

As of December 31, 2020, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

	Burkenroad Small Cap Fund	Diversified Income Fund	Diversified International Fund	Dynamic Asset Allocation Fund	International Small Cap Fund
Undistributed ordinary income	$659	$—	$—	$41	$52
Undistributed long-term capital gain	950	—	3,222	—	—
Unrealized appreciation (depreciation)	61,509	3,025	66,725	2,183	4,411
Capital Loss Carryforward	—	(11,840)	—	(551)	(2,045)
Post-October Losses	—	—	—	—	—
Late-Year Loss Deferral	—	—	—	—	—
Other temporary differences	2	(3)	4	—	(1)

Total distributable earnings (accumulated losses)	$63,120	$(8,818)	$69,951	$1,673	$2,417

	Louisiana Tax-Free Income Fund	Microcap Fund	Mississippi Tax-Free Income Fund	Quantitative Long/Short Fund
Undistributed ordinary income	$—	$1	$—	$—
Undistributed long-term capital gain	—	—	—	—
Undistributed Tax Exempt Income	1	—	1	—
Unrealized appreciation (depreciation)	363	1,959	827	18,612
Capital Loss Carryforward	(182)	(3,928)	(493)	(8,227)
Post-October Losses	—	—	—	—
Other temporary differences	(17)	—	—	(1)

Total distributable earnings (accumulated losses)	$165	$(1,968)	$335	$10,384

Deferred Late-Year Losses represent ordinary losses realized on investment transactions from February 1, 2020 through December 31, 2020 and specified losses realized on investment transactions from February 1, 2020 through December 31, 2020, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

During the period ended December 31, 2020, the Dynamic Asset Allocation Fund, International Small Cap and Louisiana Tax-Free Income Fund utilized capital loss carryforwards to offset realized capital gains in the amount of (000) $870, $451 and $11.

June 30, 2021 (Unaudited)

For the period ended December 31, 2020, the Funds have capital losses carried forwards as follows (000):

	Short Term	Long Term	Total Capital Loss Carryforwards
Diversified Income Fund	$7,548	$4,292	$11,840
Dynamic Asset Allocation Fund	551	—	551
International Small Cap Fund	2,045	—	2,045
Louisiana Tax-Free Income Fund	159	23	182
Microcap Fund	3,236	692	3,928
Mississippi Tax-Free Income Fund	161	332	493
Quantitative Long/Short Fund	8,227	—	8,227

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments (excluding securities sold short and foreign currency) held by the Funds at June 30, 2021 were as follows (000):

	Federal Tax Cost (000)	Aggregate Gross Unrealized Appreciation (000)	Aggregate Gross Unrealized Depreciation (000)	Net Unrealized Appreciation (Depreciation) (000)
Burkenroad Small Cap Fund	$70,522	$64,363	$(1,360)	$63,003
Diversified Income Fund	29,551	5,162	(212)	4,950
Diversified International Fund	144,544	97,146	(1,382)	95,764
Dynamic Asset Allocation Fund	16,906	3,854	(2)	3,852
International Small Cap Fund	26,275	6,307	(603)	5,704
Louisiana Tax-Free Income Fund	5,569	342	—	342
Microcap Fund	10,873	3,837	(566)	3,271
Mississippi Tax-Free Income Fund	10,803	763	—	763
Quantitative Long/Short Fund	59,082	20,230	(514)	19,716

For Federal income tax purposes, the difference between Federal tax cost and book cost primarily relates to deferral of interest and dividend expense, PFICs, basis adjustment on REITs and wash sales which cannot be used for Federal Income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on securities sold short held by the Quantitative Long/Short Fund at June 30, 2021 was as follows (000):

	Federal Tax Cost (000)	Aggregate Gross Unrealized Appreciation (000)	Aggregate Gross Unrealized Depreciation (000)	Net Unrealized Appreciation (Depreciation) (000)
Quantitative Long/Short Fund	$8,560	$245	$(304)	$(59)

Notes to Financial Statements (continued)

7.	Other:

On June 30, 2021, the number of shareholders below held the following percentage of the outstanding shares of the Funds.

	Number of Shareholders	% of Outstanding Shares
Burkenroad Small Cap Fund, Institutional Class	2	83
Burkenroad Small Cap Fund, Investor Class	2	24
Burkenroad Small Cap Fund, Class D	4	44
Diversified Income Fund, Institutional Class	1	99
Diversified Income Fund, Investor Class	2	35
Diversified International Fund, Institutional Class	4	92
Diversified International Fund, Investor Class	4	41
Dynamic Asset Allocation Fund, Institutional Class	1	100
Dynamic Asset Allocation Fund, Investor Class	4	77
International Small Cap Fund, Institutional Class	2	97
International Small Cap Fund, Investor Class	3	97
Louisiana Tax-Free Income Fund, Institutional Class	1	100
Louisiana Tax-Free Income Fund, Investor Class	5	73
Microcap Fund, Institutional Class	2	97
Microcap Fund, Investor Class	5	78
Mississippi Tax-Free Income Fund, Institutional Class	1	91
Mississippi Tax-Free Income Fund, Investor Class	8	70
Quantitative Long/Short Fund, Institutional Class	2	96
Quantitative Long/Short Fund, Investor Class	3	45

These shareholders are comprised of omnibus accounts, which are held on behalf of various individual shareholders.

8.	Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on the Trust’s experience, the risk of loss from such claims is considered remote.

9.	Concentration of Risks:

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC, or any government agency. The principal risks affecting shareholders’ investments in the Fund are set forth below:

Municipal Securities Risk (Louisiana Tax-Free Income Fund and Mississippi Tax-Free Income Fund) – Because the

Louisiana Tax-Free Income Fund and Mississippi Tax-Free Income Fund primarily purchase municipal bonds, the Funds are more susceptible to adverse economic, political or regulatory changes that may impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer’s ability to levy and collect taxes.

The Fund’s concentration of investments in securities of issuers located in Louisiana or Mississippi subjects the Fund to economic conditions and government policies within that state. As a result, the Fund will be more susceptible to factors that adversely affect issuers of Louisiana or Mississippi obligations than a mutual fund that does not have as great a concentration in Louisiana or Mississippi. As with Louisiana or Mississippi municipal securities, events in any of the U.S. territories where the Fund is invested may affect the Fund’s investments and its performance.

The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, higher education, housing industrial development, transportation or pollution control. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Income from municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities or non-compliant conduct of bond issuers. A portion of the Fund’s income may be taxable to shareholders subject to the federal alternative minimum tax.

Fixed Income Securities Risk (Louisiana Tax-Free Income Fund, Mississippi Tax-Free Income Fund and Diversified Income Fund) – The prices of the Fund’s fixed income

June 30, 2021 (Unaudited)

securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows. The volatility of lower-rated securities is even greater than that of higher-rated securities. Interest rate risk is generally greater for fixed income securities with longer maturities or duration.

The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment grade security is more likely to pay interest and repay principal than an issuer of a lower-rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

High Yield Securities Risk (Louisiana Tax-Free Income Fund, Mississippi Tax-Free Income Fund and Diversified Income Fund) – High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. Compared with investment grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. Market developments and the financial condition of the issuer of these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment grade debt securities. Insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value non-investment grade bonds accurately.

Investment in Other Investment Companies Risk (Diversified Income Fund, Diversified International Fund,

Louisiana Tax-Free Income Fund and Mississippi Tax-Free Income Fund) – To the extent the Fund invests in other investment companies, such as ETFs, closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. The Fund does not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any additional fees or expenses. Federal securities laws impose limitations on the Fund’s ability to invest in other investment companies.

Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares may trade at a discount or premium to their net asset value. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect Fund performance.

Non-Diversification Risk (Louisiana Tax-Free Income Fund and Mississippi Tax-Free Income Fund) – Because the Fund is non-diversified, it may be more susceptible to a single adverse economic or political occurrence affecting one or more of the issuers, and may experience increased volatility due to its investments in those securities.

Equity Risk (Burkenroad Small Cap Fund, Diversified Income Fund, Diversified International Fund, International Small Cap Fund, Microcap Fund and

Notes to Financial Statements (continued)

Quantitative Long/Short Fund) – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Small- and Mid-Capitalization Company Risk (Burkenroad Small Cap Fund, Diversified Income Fund, International Small Cap Fund and Quantitative Long/Short Fund) – The mid- and small-capitalization companies the Fund may invest in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium and small-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid- and small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Mortgage-Backed Securities Risk (Diversified Income Fund) – The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore difficult to calculate how they will respond to changes in interest rates. The Fund may have to re-invest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

Asset-Backed Securities Risk (Diversified Income Fund) – Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage backed securities. This is because certain asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Moreover, the value of the collateral may be insufficient to cover the principal amount of the obligation. Other asset-backed securities do not have the benefit of a security interest in collateral at all.

U.S. Government Securities Risk (Diversified Income Fund) – U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. As a result, investments in securities issued by the government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

Foreign Company Risk (Diversified Income Fund, Diversified International Fund and International Small Cap Fund) – Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. In addition, investments in foreign companies are generally denominated in a foreign currency, the value of which may be influenced by currency exchange rates and exchange control regulations. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission and

June 30, 2021 (Unaudited)

foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Markets Securities Risk (Diversified Income Fund and Diversified International Fund) – The Fund may invest in companies located or doing business in emerging market countries. An “emerging market” country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products than more developed countries. Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. Moreover, the currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

MLPs Risk (Diversified Income Fund) – MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in a MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks. MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors.

REITs Risk (Burkenroad Small Cap Fund, Diversified Income Fund, Microcap Fund and Quantitative Long/Short) – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: (i) declines in property values; (ii) increases in property taxes, operating expenses, interest rates or competition; (iii) overbuilding; (iv) zoning changes; and (v) losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses.

Bank Loans Risk (Diversified Income Fund) – The Fund may invest in bank loans through participations or assignments. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which they have purchased the participation. As a

Notes to Financial Statements (continued)

result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation.

When the Fund purchases assignments from lenders, the Fund will acquire direct rights against the borrower on the loan. Investments in unsecured bank loans are subject to a greater risk of loss than investments in bank loans secured by collateral.

Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Short Sales Risk (Quantitative Long/Short Fund) – The Fund is also subject to short sales risk. Short sales are transactions in which the Fund sells a security it does not own. The Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss. The risk of such price increases is the principal risk of engaging in short sales.

In addition, the Fund’s investment performance may suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. Moreover, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund’s unrealized gain or reduces the Fund’s unrealized loss on its short sale transaction. To the extent that the dividend that the Fund is obligated to pay is greater than the return earned by the Fund on investments, the performance of the Fund will be negatively impacted. Furthermore, the Fund may be required to pay a premium or interest to the lender of the security. The foregoing types of short sale expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund’s needs for immediate cash or other liquidity.

Derivatives Risk (Quantitative Long/Short Fund) – Derivatives are often more volatile than other investments and may magnify the Fund’s gains or losses. There are various factors that affect the Fund’s ability to achieve its investment objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its investment objective or to realize profits or limit losses.

Because derivative instruments may be purchased by the Fund for a fraction of the market value of the investments underlying such instruments, a relatively small price movement in the underlying investment may result in an immediate and substantial gain or loss to the Fund. Derivatives

June 30, 2021 (Unaudited)

are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it.

Portfolio Turnover Risk (Dynamic Asset Allocation Fund and Quantitative Long/Short Fund) – The Fund is subject to portfolio turnover risk since it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Regional Focus Risk (Burkenroad Small Cap Fund) – The Fund’s concentration of investments in securities of companies located or doing business in Alabama, Louisiana, Mississippi, Florida, Georgia and Texas subjects the Fund to economic conditions and government policies within those states. As a result, the Fund will be more susceptible to factors that adversely affect companies located or doing business in those states than a mutual fund that does not have as great a concentration in those states.

Asset Allocation Risk (Dynamic Asset Allocation Fund) – The Fund is subject to asset allocation risk, which is the risk that the Adviser’s allocation of the Fund’s assets among the various asset classes and selection of the Underlying ETFs will cause the Fund to underperform other funds with a similar investment objective and/or underperform the markets in which the Fund invests.

Underlying ETFs Investment Risk (Dynamic Asset Allocation Fund) – The Fund’s investments in Underlying ETFs will subject it to substantially the same risks as those associated with the direct ownership of the securities held by such Underlying ETFs. As a shareholder of an Underlying ETF, the Fund relies on the Underlying ETF to achieve its investment objective. If the Underlying ETF fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in an Underlying ETF, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the Underlying ETF, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

Because the value of the Underlying ETFs depends on the demand in the market, they may trade at a discount or premium to their net asset value and the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect Fund performance. Investments in Underlying ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

Before investing in the Fund, investors should assess the risks associated with the Underlying ETFs and the types of investments made, or tracked, by the Underlying ETFs. These risks include any combination of the risks described below, although the Fund’s exposure to a particular risk will depend on its allocations to the Underlying ETFs.

Equity Risk – Investments in common stocks are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

Foreign Company Risk – Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency, the value of which may be influenced by currency exchange rates and exchange control regulations. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of foreign investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less

Notes to Financial Statements (continued)

publicly available information about foreign securities than is available about domestic securities. Income from foreign securities may be reduced by a withholding tax at the source, which tax would reduce income received from the securities. Foreign securities may also be more difficult to value than securities of U.S. issuers.

Emerging Markets Securities Risk – Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. Moreover, the currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Preferred Stocks Risk – Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Convertible Securities Risk – The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Fixed Income Securities Risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise, and vice versa. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows. Interest rate risk is generally greater for lower-rated securities and securities with longer maturities or durations.

The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment grade security is more likely to pay interest and repay principal than an issuer of a lower-rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

High Yield Securities Risk – High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged

June 30, 2021 (Unaudited)

(indebted) companies. Compared with investment grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. Market developments and the financial condition of the issuer of these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment grade debt securities. Insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds, and a lack of reliable, objective data or market quotations may make it more difficult to value non-investment grade bonds accurately.

U.S. Government Securities Risk – Investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Foreign Sovereign Debt Securities Risk – The risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Municipal Securities Risk – Municipal securities are susceptible to adverse economic, political or regulatory changes that may impact the ability of municipal issuers to repay principal and to make interest payments. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer’s ability to levy and collect taxes. Mortgage-Backed Securities Risk – The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore difficult to calculate how they will respond to changes in interest rates. Prepaid amounts may have to be reinvested at lower interest rates.

Mortgage-Backed Securities Risk – The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore difficult to calculate how they will respond to changes in interest rates. Prepaid amounts may have to be reinvested at lower interest rates.

Asset-Backed Securities Risk – Asset-backed securities are subject to risks similar to those associated with mortgage backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because certain asset-backed securities do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Moreover, the value of the collateral may be insufficient to cover the principal amount of the obligation. Other asset-backed securities do not have the benefit of a security interest in collateral at all.

Commodities Risk – The prices of physical commodities (such as energy, minerals, or agricultural products) may be affected by factors such as natural disasters, weather, and U.S. and international economic, political and regulatory developments. The prices of commodities can also fluctuate due to supply and demand disruptions in major producing

Notes to Financial Statements (concluded)

or consuming regions, as well as temporary distortions in the commodities markets due to, among other factors, lack of liquidity, the participation of speculators, and government regulation and other actions.

REITs Risk – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: (i) declines in property values; (ii) increases in property taxes, operating expenses, interest rates or competition; (iii) overbuilding; (iv) zoning changes; and (v) losses from casualty or condemnation.

MLPs Risk – MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in a MLP also include those involved in investing in a partnership as opposed 36 to a corporation, such as limited control of management, limited voting rights and tax risks. MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors.

Derivatives Risk – Derivatives are often more volatile than other investments and may magnify gains or losses. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives purchased or sold. The lack of a liquid secondary market for a derivative may prevent the closing of derivative positions and could adversely impact the ability to realize profits or limit losses. Because derivative instruments may be purchased for a fraction of the market value of the investments underlying such instruments, a relatively small price movement in the underlying investment may result in an immediate and substantial gain or loss. Derivatives are often more volatile than other investments and more can be lost from a derivative than the amount originally invested in it.

Micro-Capitalization Company Risk (Microcap Fund) – The micro-capitalization companies that the Fund invests in may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro-capitalization companies may be less financially secure than large-, mid- or small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro-capitalization stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market. Investing in micro-capitalization companies requires a longer term investment view and may not be appropriate for all investors. The Fund is also subject to the risk that the Fund’s particular investment style, which focuses on micro-capitalization stocks, may underperform other segments of the equity market or the equity market as a whole.

Call Risk – During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or “called”) by the issuer prior to maturity. This may cause a Fund’s average weighted maturity to fluctuate, and may require the Fund to invest the resulting proceeds at lower interest rates.

Credit Risk – The possibility that an issuer will be unable or unwilling to make timely payments of either principal or interest. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

10.	Subsequent Events:

As publicly announced on April 26, 2021, Horizon Advisers (“Horizon”), the Funds’ investment adviser, and Federated Hermes, Inc. (“Federated Hermes”) have entered into a definitive purchase agreement pursuant to which Federated Hermes has agreed to acquire certain investment management related assets of Horizon (the “Transaction”). In anticipation

June 30, 2021 (Unaudited)

of the Transaction, the Board of Trustees of the Trust has approved nine Agreements and Plans of Reorganization providing for the reorganization (each, a “Reorganization”) of the Funds into certain funds within the Federated Hermes Funds mutual fund complex (each, an “Acquiring Fund” and together, the “Acquiring Funds”) currently or to be managed by certain Federated Hermes-affiliated registered investment advisers. Each of the Funds will hold a special meeting of shareholders on September 10, 2021 to seek shareholder approval for the Reorganizations. If shareholders approve the Reorganizations and other closing conditions are met, the Reorganizations are anticipated to close on or about September 24, 2021.

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of June 30, 2021.

Board Considerations in Approving and Re-Approving the Advisory and Sub-Advisory Agreements

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements must be renewed at least annually after their initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund II (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the advisory or sub-advisory agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on May 19, 2021 (the “May Meeting”) to decide whether to renew the following agreements (the “Agreements”) for additional one-year terms:

•

the advisory agreement between Horizon Advisers (the “Adviser”) and the Trust, on behalf of the Hancock Horizon Louisiana Tax-Free Income Fund, Hancock Horizon Mississippi Tax-Free Income Fund, Hancock Horizon Quantitative Long/Short Fund, Hancock Horizon Burkenroad Small Cap Fund, Hancock Horizon Diversified International Fund, Hancock Horizon Diversified Income Fund, Hancock Horizon Dynamic Asset Allocation Fund, Hancock Horizon Microcap Fund and Hancock Horizon International Small Cap Fund;

•	the sub-advisory agreement between the Adviser and EARNEST Partners, LLC (“EARNEST”), on behalf of the Hancock Horizon Diversified International Fund; and

•	the sub-advisory agreement between the Adviser and GlobeFlex Capital LP (“GlobeFlex,” and, together with EARNEST, the “Sub-Advisers”), on behalf of the Hancock Horizon International Small Cap Fund.

The May Meeting was held via videoconference in reliance on relief provided in orders issued by the Securities and Exchange Commission on March 13, 2020, March 25, 2020 and June 19, 2020 from 1940 Act sections and rules requiring that certain votes of a company’s board of trustees be cast in person due to circumstances related to the current or potential effects of the COVID-19 pandemic. In preparation for the May Meeting, the Trustees requested that the Adviser and the Sub-Advisers furnish information necessary to evaluate the terms of the Agreements. Prior to the May Meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted requests for additional information to the Adviser and GlobeFlex, and information was provided in response to these requests. The Trustees used this information, as well as other information that the Adviser, the Sub-Advisers and other service providers of the Funds presented or submitted to the Board at the May Meeting and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Advisers and other service providers of the Funds regarding: (i) the nature, extent and quality of the services provided by the Adviser and its affiliates and the Sub-Advisers; (ii) the Adviser’s and the Sub-Advisers’ investment management personnel; (iii) the Adviser’s and the Sub-Advisers’ operations and financial condition; (iv) the Adviser’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the advisory fees paid to the Adviser and the Sub-Advisers and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s and the Sub-Advisers’ profitability from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Advisers and their affiliates; (vii) the Adviser’s and the Sub-Advisers’ potential economies of scale; (viii) the Adviser’s and the Sub-Advisers’ compliance programs, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

June 30, 2021 (Unaudited)

Representatives from the Adviser and the Sub-Advisers, along with other Fund service providers, presented additional information and participated in question and answer sessions at the May Meeting to help the Trustees evaluate the Adviser’s and the Sub-Advisers’ services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management, the Adviser and the Sub-Advisers.

At the May Meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Advisers and other service providers of the Funds, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser and its affiliates and the Sub-Advisers; (ii) the investment performance of the Funds and the Adviser and the Sub-Advisers; (iii) the costs of the services provided and profits realized by the Adviser and the Sub-Advisers from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Advisers and their affiliates; (iv) the extent to which economies of scale are being realized by the Adviser and the Sub-Advisers; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser and its Affiliates and the Sub-Advisers

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Advisers to the Funds, including the quality and continuity of the Adviser’s and the Sub-Advisers’ portfolio management personnel, the resources of the Adviser and the Sub-Advisers, and the Adviser’s and the Sub-Advisers’ compliance histories and compliance programs. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Adviser’s and the Sub-Advisers’ investment and risk management approaches for the Funds. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Advisers. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Advisers were available to the Board, as were the responses of the Adviser and the Sub-Advisers to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser and the Sub-Advisers to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser and the Sub-Advisers such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. In addition, the Board considered the nature, extent and quality of certain custodial, transfer agency, shareholder servicing and distribution services provided to the Funds by the Adviser and/or its affiliates. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser and its affiliates and the Sub-Advisers were sufficient to support renewal of the Agreements.

Investment Performance of the Funds, the Adviser and the Sub-Advisers

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark

Board Considerations in Approving and Re-Approving the Advisory and Sub-Advisory Agreements (concluded)

indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser and the Sub-Advisers provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser and the Sub-Advisers in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and the Sub-Advisers had been able to achieve for the Funds were sufficient to support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, as well as the fees payable by the Adviser to the Sub-Advisers, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser and the Sub-Advisers. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser and EARNEST to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Trustees also considered that the Adviser, not the Hancock Horizon Diversified International Fund or the Hancock Horizon International Small Cap Fund, paid the Sub-Advisers pursuant to the sub-advisory agreements and that the fees payable to the Sub-Advisers reflected arms-length negotiations between the Adviser and the Sub-Advisers. The Trustees evaluated both the fee under the sub-advisory agreements and the portion of the fee under the advisory agreement retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser and the Sub-Advisers.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser and the Sub-Advisers from their relationship with the Funds, including both direct benefits and indirect benefits, such as compensation earned from the Funds by the Adviser and/or its affiliates for custodial, transfer agency, shareholder servicing and distribution services, and research and brokerage services received by the Adviser and the Sub-Advisers and their affiliates under soft dollar arrangements. The Trustees considered how the Adviser’s and the Sub-Advisers’ profitability was affected by factors such as their organizational structures and methods for allocating expenses. The Trustees concluded that the profit margins of the Adviser and the Sub-Advisers with respect to their respective services to the Funds were not unreasonable. The Board also considered the Adviser’s and the Sub-Advisers’ commitment to managing the Funds and the Adviser’s willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s and Sub-Advisers’ views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable

June 30, 2021 (Unaudited)

on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser and the Sub-Advisers with respect to economies of scale.

Renewal of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

NOTES

HHF-SA-001-1400

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as amended (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: September 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: September 8, 2021

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: September 8, 2021